		UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6155

American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  June 30, 2008


Item 1	Report to Shareholders

SEMI-ANNUAL REPORT

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

-    GROWTH PORTFOLIO

-    EQUITY INCOME PORTFOLIO

-    BALANCED PORTFOLIO

-    MONEY MARKET PORTFOLIO

-    GOVERNMENT BOND PORTFOLIO

-    SMALL-CAP/MID-CAP PORTFOLIO

-    HIGH YIELD BOND PORTFOLIO

-    INTERNATIONAL STOCK PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2008

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.          2450 South Shore Boulevard,
                                                     League City, TX 77573

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the September 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Fund may incur two types of expenses: (1) transactional, if applicable, and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Fund and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, Jan 1, 2008, and held for six months ending June 30, 2008.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                              ACTUAL                          HYPOTHETICAL
                                                          --------------   ----------   -----------------------
                                 BEGINNING                    ENDING        EXPENSES      ENDING      EXPENSES
                                  ACCOUNT    ANNUALIZED       ACCOUNT         PAID        ACCOUNT       PAID
                                   VALUE       EXPENSE         VALUE         DURING        VALUE       DURING
FUNDS                           (01/01/08)     RATIOS     (06/30/08) (1)   PERIOD (2)   (06/30/08)   PERIOD (2)
-----------------------------   ----------   ----------   --------------   ----------   ----------   ----------
Growth Portfolio                 $1,000.00      0.87%       $  867.05         $4.04      $1,020.54      $4.37
Equity Income Portfolio           1,000.00      0.79%          888.89          3.71       1,020.93       3.97
Balanced Portfolio                1,000.00      0.81%          928.10          3.88       1,020.84       4.07
Money Market Portfolio            1,000.00      0.56%        1,010.25          2.80       1,022.08       2.82
Government Bond Portfolio         1,000.00      0.35%        1,019.05          1.76       1,023.12       1.76
Small-Cap/Mid-Cap Portfolio       1,000.00      1.12%          850.00          5.15       1,019.29       5.62
High Yield Bond Portfolio         1,000.00      0.80%        1,000.00          3.98       1,020.89       4.02
International Stock Portfolio     1,000.00      1.10%          930.00          5.28       1,019.39       5.52

(1) The actual ending account value is based on actual total return of each of the funds for the period Jan 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the six month period).

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

GROWTH PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--0.41%
Starwood Hotels & Resorts Worldwide, Inc.                     1,775   $   71,124
HOUSEHOLD DURABLES--1.06%
Newell Rubbermaid Inc.                                        3,000       50,370
Stanley Works (The)                                           3,000      134,490
                                                                      ----------
                                                                         184,860
MEDIA--0.89%
Walt Disney Co. (The)                                         5,000      156,000
MULTILINE RETAIL--1.05%
J.C. Penney Co., Inc.                                         2,500       90,725
Target Corp.                                                  2,000       92,980
                                                                      ----------
                                                                         183,705
SPECIALTY RETAIL--2.66%
Bed Bath & Beyond Inc. *                                      2,000       56,200
Best Buy Co., Inc.                                            5,002      198,079
Home Depot, Inc. (The)                                        3,670       85,951
Limited Brands, Inc.                                          3,500       58,975
Lowe's Companies, Inc.                                        3,116       64,657
                                                                      ----------
                                                                         463,862
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--6.07%                                 1,059,551
                                                                      ----------
CONSUMER STAPLES--
BEVERAGES--3.72%
Anheuser-Busch Companies, Inc.                                1,850      114,922
Coca-Cola Co. (The)                                           4,782      248,568
PepsiCo, Inc.                                                 4,500      286,155
                                                                      ----------
                                                                         649,645
FOOD & STAPLES RETAILING--1.82%
CVS Caremark Corporation                                      3,950      156,301
SUPERVALU INC.                                                1,600       49,424
Wal-Mart Stores, Inc.                                         2,000      112,400
                                                                      ----------
                                                                         318,125
HOUSEHOLD PRODUCTS--1.74%
Proctor & Gamble Co. (The)                                    5,000      304,050
TOBACCO--0.51%
Philip Morris International Inc.                              1,775       87,667
                                                                      ----------
   TOTAL CONSUMER STAPLES--7.79%                                       1,359,487
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--5.55%
Baker Hughes Inc.                                             2,700      235,818
Oceaneering International, Inc. *                             1,450      111,722
Schlumberger Ltd.                                             2,200      236,346
Transocean Inc.                                               1,329      202,526
Weatherford International Ltd. *                              3,700      183,483
                                                                      ----------
                                                                         969,895
OIL, GAS & CONSUMABLE FUELS--10.69%
Anadarko Petroleum Corp.                                      1,000       74,840
BP PLC ADR                                                    2,400      166,968
Chevron Corp.                                                 3,000      297,390
Exxon Mobil Corp.                                             8,750      771,137
Noble Corp.                                                   3,800      246,848
Royal Dutch Shell PLC ADR                                     3,780      308,864
                                                                      ----------
                                                                       1,866,047
                                                                      ----------
   TOTAL ENERGY--16.24%                                                2,835,942
                                                                      ----------
EXCHANGE TRADED FUNDS--10.11%
PowerShares QQQ Trust Series 1                               22,450    1,014,066
SPDR Trust Series 1                                           5,875      752,000
                                                                      ----------
                                                                       1,766,066
                                                                      ----------
   TOTAL EXCHANGE TRADED FUNDS--10.11%                                 1,766,066
                                                                      ----------
FINANCIALS--
COMMERCIAL BANKS--4.09%
Bank of America Corp.                                         3,000       71,610
PNC Financial Services Group, Inc.                            5,000      285,500
U.S. Bancorp                                                  6,000      167,340
Wachovia Corp.                                                6,948      107,902
Washington Mutual, Inc.                                       2,113       10,417
Wells Fargo & Co.                                             3,000       71,250
                                                                      ----------
                                                                         714,019
DIVERSIFIED FINANCIAL SERVICES--4.33%
American Express Co.                                          1,000       37,670
Charles Schwab Corp. (The)                                    4,900      100,646
Citigroup Inc.                                                7,075      118,577
Discover Financial Services                                   1,500       19,755
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.              1,900       31,160
Goldman Sachs Group, Inc. (The)                                 778      136,072
JPMorgan Chase & Co.                                          2,573       88,280
Merrill Lynch & Co., Inc.                                       700       22,197
Morgan Stanley                                                3,000      108,210
National Financial Partners Corp.                             1,075       21,307
Principal Financial Group, Inc.                               1,725       72,398
                                                                      ----------
                                                                         756,272

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

COMMON STOCK

                                                             SHARES      VALUE
INSURANCE--2.35%
American International Group, Inc.                            3,000   $   79,380
Aspen Insurance Holdings Ltd.                                 2,000       47,340
Brown & Brown, Inc.                                           2,000       34,780
Hartford Financial Services Group, Inc. (The)                 1,300       83,941
Prudential Financial, Inc.                                    2,000      119,480
RenaissanceRe Holdings Ltd.                                   1,000       44,670
                                                                      ----------
                                                                         409,591
                                                                      ----------
   TOTAL FINANCIALS--10.77%                                            1,879,882
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--4.90%
Amgen Inc. *                                                  1,250       58,950
Celgene Corp. *                                               2,500      159,675
Genentech, Inc. *                                             1,775      134,722
Genzyme Corp. *                                               2,000      144,040
Gilead Sciences, Inc. *                                       4,000      211,800
Given Imaging Ltd. *                                          8,000      117,920
PDL BioPharma Inc. *                                          2,700       28,674
                                                                      ----------
                                                                         855,781
HEALTH CARE PROVIDERS & SERVICES--0.86%
DaVita, Inc. *                                                  850       45,161
STMicroelectronics NV                                         5,600       57,848
UnitedHealth Group Inc.                                       1,800       47,250
                                                                      ----------
                                                                         150,259
HEALTH EQUIPMENT & SUPPLIES--1.15%
Advanced Medical Optics, Inc. *                                 925       17,335
Covidien Ltd.                                                   775       37,115
Hologic, Inc. *                                               3,400       74,120
Varian Medical Systems, Inc. *                                1,400       72,590
                                                                      ----------
                                                                         201,160
PHARMACEUTICALS--4.89%
Abbott Laboratories                                           2,200      116,534
Allergan, Inc.                                                1,000       52,050
Eli Lilly & Co.                                               6,800      313,888
Endo Pharmaceuticals Holdings Inc. *                          2,100       50,799
Merck & Co. Inc.                                              6,003      226,253
Wyeth                                                         1,950       93,522
                                                                      ----------
                                                                         853,046
                                                                      ----------
   TOTAL HEALTH CARE--11.80%                                           2,060,246
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--4.22%
Boeing Co. (The)                                              2,637      173,304
Goodrich Corp.                                                3,481      165,208
Honeywell International Inc.                                  2,128      106,996
Rockwell Collins, Inc.                                        3,500      167,860
United Technologies Corp.                                     2,000      123,400
                                                                      ----------
                                                                         736,768
AIR FREIGHT & LOGISTICS--1.31%
FedEx Corp.                                                     800       63,032
United Parcel Service, Inc. (Class B)                         2,700      165,969
                                                                      ----------
                                                                         229,001
CONSTRUCTION & ENGINEERING--0.56%
Cemex SAB de CV ADR                                           4,000       98,800
ELECTRICAL EQUIPMENT--0.16%
Tyco Electronics Ltd.                                           775       27,761
INDUSTRIAL CONGLOMERATES--3.24%
3M Co.                                                        1,300       90,467
General Electric Co.                                         16,625      443,721
Tyco International Ltd.                                         775       31,031
                                                                      ----------
                                                                         565,219
MACHINERY--1.59%
Barnes Group Inc.                                             1,800       41,562
Caterpillar Inc.                                              1,100       81,202
Danaher Corp.                                                 2,000      154,600
                                                                      ----------
                                                                         277,364
                                                                      ----------
   TOTAL INDUSTRIALS--11.08%                                           1,934,913
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--4.43%
Arris Group Inc. *                                            4,250       35,913
Cisco Systems, Inc. *                                        12,900      300,054
Harris Corp.                                                  2,400      121,176
Motorola, Inc.                                                9,337       68,534
Nokia Oyj ADR                                                 5,557      136,146
QUALCOMM Inc.                                                 2,500      110,925
                                                                      ----------
                                                                         772,748
COMPUTER & PERIPHERALS--2.53%
EMC Corp.                                                     4,626       67,956
Hewlett-Packard Co.                                           5,787      255,843
International Business Machines Corp.                         1,000      118,530
                                                                      ----------
                                                                         442,329

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

COMMON STOCK

                                                          SHARES       VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.26%
Agilent Technologies, Inc. *                                1,265   $    44,958
INTERNET SOFTWARE & SERVICES--0.33%
Akamai Technologies, Inc. *                                 1,650        57,404
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.92%
Analog Devices, Inc.                                        2,154        68,433
Intel Corp.                                                10,000       214,800
KLA-Tencor Corp.                                            1,743        70,958
Linear Technology Corp.                                     2,222        72,371
Marvell Technology Group Ltd. *                             2,650        46,799
Maxim Integrated Products, Inc.                             1,743        36,864
                                                                    -----------
                                                                        510,225
SOFTWARE--3.48%
Electronic Arts Inc. *                                      1,700        75,531
Intuit Inc. *                                               3,490        96,219
Microsoft Corp.                                             8,375       230,396
Oracle Corp. *                                              9,789       205,569
                                                                    -----------
                                                                        607,715
                                                                    -----------
   TOTAL INFORMATION TECHNOLOGY--13.95%                               2,435,379
                                                                    -----------
MATERIALS--
CHEMICALS--1.79%
Airgas, Inc.                                                  950        55,471
Dow Chemical Co. (The)                                      1,400        48,874
PPG Industries, Inc.                                        3,622       207,794
Tronox Inc. (Class B)                                         437         1,320
                                                                    -----------
                                                                        313,459
CONTAINERS & PACKAGING--0.44%
Sealed Air Corp.                                            4,000        76,040
                                                                    -----------
   TOTAL MATERIALS--2.23%                                               389,499
                                                                    -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--2.44%
AT&T Inc.                                                   5,500       185,295
FairPoint Communications, Inc.                                 95           685
Sprint Nextel Corp.                                         6,533        62,064
Verizon Communications Inc.                                 5,056       178,982
                                                                    -----------
                                                                        427,026
WIRELESS TELECOMMUNICATION SERVICES--0.50%
American Tower Corporation (Class A) *                     44,363        44,363
Rogers Communications, Inc. (Class B)                      42,526        42,526
                                                                    -----------
                                                                         86,889
                                                                    -----------
   TOTAL TELECOMMUNICATION SERVICES--2.94%                              513,915
                                                                    -----------
UTILITIES--
ELECTRIC UTILITIES--2.10%
Ameren Corp.                                                1,778        75,085
Dominion Resources, Inc. / VA                               1,500        71,235
Exelon Corp.                                                1,250       112,450
FPL Group, Inc.                                               950        62,301
Wisconsin Energy Corp.                                      1,000        45,220
                                                                    -----------
                                                                        366,291
GAS UTILITIES--1.50%
El Paso Corp.                                               9,481       206,117
Sempra Energy                                               1,000        56,450
                                                                    -----------
                                                                        262,567
                                                                    -----------
   TOTAL UTILITIES--3.60%                                               628,858
                                                                    -----------
   TOTAL COMMON STOCK--96.58%
      (Cost $16,521,477)                                             16,863,738
                                                                    -----------

COMMERCIAL PAPER

                                                           FACE
                                                          AMOUNT
                                                         --------
UTILITIES--
ELECTRIC UTILITIES--3.44%
Hawaiian Electric Company, Inc., 3.00%,
   07/02/08                                              $600,000       599,950
                                                                    -----------
   TOTAL UTILITIES--3.44%                                               599,950
                                                                    -----------
   TOTAL COMMERCIAL PAPER--3.44%
      (Cost $599,950)                                                   599,950
                                                                    -----------
   TOTAL INVESTMENTS--100.02%
      (Cost $17,121,427)                                             17,463,688
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02)%                           (3,335)
                                                                    -----------
   NET ASSETS--100.00%                                              $17,460,353
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

SPDR--Standard & Poor's Depositary Receipt

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        6.07%
Consumer Staples              7.78%
Energy                       16.24%
Exchange Traded Funds        10.11%
Financials                   10.76%
Health Care                  11.80%
Industrials                  11.08%
Information Technology       13.95%
Materials                     2.23%
Telecommunication Services    2.94%
Utilities                     7.04%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

GROWTH PORTFOLIO

ASSETS
Investments in securities, at value (Cost $17,121,427)             $ 17,463,688
Cash and cash equivalents                                                27,599
Prepaid expenses                                                            699
Receivable for:
   Dividends                                                             22,380
   Expense reimbursement                                                    307
                                                                   ------------
      TOTAL ASSETS                                                   17,514,673
                                                                   ------------
LIABILITIES
Capital stock reacquired                                                 35,144
Payable to investment adviser for fund expenses                           4,123
Accrued:
   Investment advisory fees                                               7,786
   Administrative service fees                                            3,893
Other liabilities                                                         3,374
                                                                   ------------
      TOTAL LIABILITIES                                                  54,320
                                                                   ------------
      NET ASSETS                                                   $ 17,460,353
                                                                   ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                      $ 17,013,085
   Undistributed net investment income                                  130,416
   Accumulated net realized gain (loss) on investments                  (25,409)
   Net unrealized appreciation of investments                           342,261
                                                                   ------------
      NET ASSETS                                                   $ 17,460,353
                                                                   ============
SHARES OUTSTANDING ($.01 par value per share)                        11,635,035
                                                                   ============
NET ASSET VALUE                                                    $       1.50
                                                                   ============
SHARES AUTHORIZED                                                   115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

GROWTH PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,236)                   $   185,034
Interest                                                                 18,249
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           203,283
                                                                    -----------
EXPENSES
Investment advisory fees                                                 45,541
Administrative service fees                                              22,771
Professional fees                                                         5,887
Custody and transaction fees                                              6,450
Directors' fees and expenses                                              2,118
Compliance expenses                                                          88
Insurance expenses                                                        3,592
                                                                    -----------
      TOTAL EXPENSES                                                     86,447
      LESS EXPENSES REIMBURSED                                           (5,420)
                                                                    -----------
      NET EXPENSES                                                       81,027
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           122,256
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                               (6,567)
   Change in unrealized appreciation of investments                  (2,793,708)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       (2,800,275)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(2,678,019)
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                          2008            2007
                                                                      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $   122,256     $   303,131
   Net realized gain (loss) on investments                                 (6,567)        268,703
   Change in unrealized appreciation of investments                    (2,793,708)        526,333
                                                                      -----------     -----------
   Net increase (decrease) in net assets resulting from operations     (2,678,019)      1,098,167
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                      --        (294,979)
   Capital gains                                                               --        (287,554)
                                                                      -----------     -----------
   Total distributions to shareholders                                         --        (582,533)
CAPITAL SHARE TRANSACTIONS--NET                                          (465,508)        (71,882)
                                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (3,143,527)        443,752
NET ASSETS
   Beginning of period                                                 20,603,880      20,160,128
                                                                      -----------     -----------
   End of period                                                      $17,460,353     $20,603,880
                                                                      ===========     ===========
Undistributed net investment income                                   $   130,416     $     8,152
                                                                      ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GROWTH PORTFOLIO

                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                              -----------    -----------------------------------------------
                                                                  2008         2007      2006      2005      2004      2003
                                                                -------      -------   -------   -------   -------   -------
Net asset value, beginning of period                            $  1.73      $  1.69   $  1.57   $  1.54   $  1.45   $  1.15
Income (loss) from investment operations
   Investment income--net                                          0.01         0.03      0.02      0.02      0.02      0.01
   Net realized and unrealized gain (loss) on investments         (0.24)        0.06      0.19      0.03      0.09      0.30
                                                                -------      -------   -------   -------   -------   -------
      Total from investment operations                            (0.23)        0.09      0.21      0.05      0.11      0.31
Less distributions
   Investment income--net                                          0.00        (0.03)    (0.02)    (0.02)    (0.02)    (0.01)
   Capital gains                                                   0.00        (0.02)    (0.07)     0.00      0.00      0.00
                                                                -------      -------   -------   -------   -------   -------
      Total distributions                                          0.00        (0.05)    (0.09)    (0.02)    (0.02)    (0.01)
                                                                -------      -------   -------   -------   -------   -------
Net asset value, end of period                                  $  1.50      $  1.73   $  1.69   $  1.57   $  1.54   $  1.45
                                                                =======      =======   =======   =======   =======   =======
Total return                                                     (13.29)%**     5.37%    13.09%     3.13%     7.45%    27.07%
                                                                =======      =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                       $17,460      $20,604   $20,160   $18,499   $18,517   $16,699
Ratio of expenses with reimbursement to average
   net assets (1)                                                  0.87%*       0.87%     0.87%     0.87%     0.87%     0.87%
Ratio of expenses without reimbursement to average
   net assets                                                      0.93%*       0.95%     0.96%     0.96%     0.90%     0.93%
Ratio of net investment income (loss) to average net assets        1.31%*       1.45%     1.17%     1.16%     1.24%     0.90%
Portfolio turnover rate                                            4.77%        4.96%    93.06%    34.92%     1.23%    30.15%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE
CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.48%
McDonald's Corp.                                              3,100   $  174,282
Starwood Hotels & Resorts Worldwide, Inc.                     3,000      120,210
                                                                      ----------
                                                                         294,492
HOUSEHOLD DURABLES--1.65%
Newell Rubbermaid Inc.                                        3,969       66,640
Stanley Works (The)                                           3,531      158,295
Tupperware Brands Corp.                                       3,000      102,660
                                                                      ----------
                                                                         327,595
LEISURE EQUIPMENT & PRODUCTS--0.20%
Eastman Kodak Company                                         2,700       38,961
MEDIA--0.66%
CBS Corp. (Class B)                                           3,800       74,062
Walt Disney Co. (The)                                         1,875       58,500
                                                                      ----------
                                                                         132,562
MULTILINE RETAIL--0.48%
J.C. Penney Co., Inc.                                         2,600       94,354
SPECIALTY RETAIL--1.03%
Limited Brands, Inc.                                          7,057      118,910
TJX Companies, Inc. (The)                                     2,725       85,756
TravelCenters of America LLC *                                  250          568
                                                                      ----------
                                                                         205,234
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--5.50%                                 1,093,198
                                                                      ----------
CONSUMER STAPLES--
BEVERAGES--2.68%
Anheuser-Busch Companies, Inc.                                2,225      138,217
Coca-Cola Co. (The)                                           3,900      202,722
PepsiCo, Inc.                                                 3,000      190,770
                                                                      ----------
                                                                         531,709
FOOD PRODUCTS--3.41%
Bunge Limited                                                 1,000      107,690
ConAgra Foods, Inc.                                           8,000      154,240
H.J. Heinz Co.                                                3,641      174,222
Kraft Foods Inc. (Class A)                                      692       19,687
McCormick & Co., Inc. (a)                                     3,420      121,957
Sensient Technologies Corp.                                   3,533       99,489
                                                                      ----------
                                                                         677,285
FOOD & STAPLES RETAILING--1.86%
SUPERVALU INC.                                                3,800      117,382
Wal-Mart Stores, Inc.                                         4,500      252,900
                                                                      ----------
                                                                         370,282
HOUSEHOLD PRODUCTS--2.52%
Kimberly-Clark Corp.                                          2,537      151,662
Procter & Gamble Co. (The)                                    5,726      348,198
                                                                      ----------
                                                                         499,860
PERSONAL PRODUCTS--1.59%
Alberto-Culver Co.                                            2,200       57,794
Avon Products, Inc.                                           3,725      134,174
Colgate-Palmolive Co.                                         1,800      124,380
                                                                      ----------
                                                                         316,348
TOBACCO--0.92%
Philip Morris International Inc.                              2,075      102,484
Reynolds American Inc.                                        1,700       79,339
                                                                      ----------
                                                                         181,823
                                                                      ----------
   TOTAL CONSUMER STAPLES--12.98%                                      2,577,307
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--3.14%
Boardwalk Pipeline Partners, LP                               4,000       93,960
Schlumberger Ltd.                                             2,300      247,089
Weatherford International Ltd. *                              5,700      282,663
                                                                      ----------
                                                                         623,712
OIL, GAS & CONSUMABLE FUELS--13.46%
Anadarko Petroleum Corp.                                      3,000      224,520
BP PLC ADR                                                    3,310      230,277
Chevron Corp.                                                 7,003      694,207
Enterprise Products Partners L.P.                             2,096       61,916
Exxon Mobil Corp.                                             9,000      793,170
Natural Resource Partners L.P.                                4,000      164,800
Plains All American Pipeline, L.P.                            2,400      108,264
Royal Dutch Shell PLC ADR                                     3,419      279,366
Spectra Energy Corp.                                          4,050      116,397
                                                                      ----------
                                                                       2,672,917
                                                                      ----------
   TOTAL ENERGY--16.60%                                                3,296,629
                                                                      ----------
FINANCIALS--
COMMERCIAL BANKS--6.88%
Bank of America Corp.                                         9,928      236,981
Comerica Inc.                                                 4,000      102,520
Fifth Third Bancorp                                           5,800       59,044
KeyCorp                                                       3,311       36,355
National City Corp.                                           6,500       31,005
PNC Financial Services Group, Inc.                            3,900      222,690
Regions Financial Corp.                                       3,433       37,454
TrustCo Bank Corp. NY                                        18,200      135,044
U.S. Bancorp                                                 10,000      278,900
Washington Mutual, Inc.                                       2,648       13,055
Wells Fargo & Co.                                             9,000      213,750
                                                                      ----------
                                                                       1,366,798

                                                             SHARES      VALUE
DIVERSIFIED FINANCIAL SERVICES--5.84%
Allied Capital Corp.                                          4,085   $   56,741
Charles Schwab Corp. (The)                                    6,425      131,969
Citigroup Inc.                                               12,000      201,120
Colonial Properties Trust                                     1,700       34,034
Federal Home Loan Mortgage Corp.
   Gtd. Mtg. Cert.                                            2,250       36,900
JPMorgan Chase & Co.                                          6,500      223,015
New York Community Bancorp, Inc.                              5,000       89,200
Principal Financial Group, Inc.                               4,154      174,343
Weingarten Realty Investors                                   7,000      212,240
                                                                      ----------
                                                                       1,159,562
INSURANCE--3.45%
Allstate Corp. (The)                                          2,427      110,647
Aspen Insurance Holdings Ltd.                                 4,500      106,515
Prudential Financial, Inc.                                    2,950      176,233
RenaissanceRe Holdings Ltd.                                   2,275      101,624
Travelers Companies, Inc. (The)                               4,393      190,656
                                                                      ----------
                                                                         685,675
REAL ESTATE INVESTMENT TRUSTS--5.40%
Boston Properties, Inc.                                         775       69,921
BRE Properties, Inc.                                          1,750       75,740
Duke Realty Corp.                                             2,650       59,493
General Growth Properties, Inc.                               2,050       71,812
HCP, Inc.                                                     4,000      127,240
Health Care REIT, Inc.                                        1,600       71,200
Hospitality Properties Trust                                  2,500       61,150
Liberty Property Trust                                        2,400       79,560
Mack-Cali Realty Corp.                                        4,000      136,680
National Retail Properties Inc.                               3,000       62,700
Plum Creek Timber Co., Inc.                                   2,500      106,775
ProLogis                                                      1,350       73,373
Simon Property Group, Inc.                                      850       76,406
                                                                      ----------
                                                                       1,072,050
                                                                      ----------
   TOTAL FINANCIALS--21.57%                                            4,284,085
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--0.85%
Genzyme Corp. *                                                 950       68,419
Gilead Sciences, Inc. *                                       1,900      100,605
                                                                      ----------
                                                                         169,024
HEALTH CARE PROVIDERS & SERVICES--0.73%
DaVita, Inc. *                                                1,025       54,458
LTC Properties, Inc.                                          3,500       89,460
                                                                      ----------
                                                                         143,918
HEALTH EQUIPMENT & SUPPLIES--0.34%
Advanced Medical Optics, Inc. *                               1,125       21,083
Covidien Ltd.                                                   975       46,693
                                                                      ----------
                                                                          67,776
PHARMACEUTICALS--7.33%
Abbott Laboratories                                           4,300      227,771
Eli Lilly & Co.                                               4,150      191,564
Johnson & Johnson                                             5,000      321,700
Merck & Co. Inc.                                              5,500      207,295
Pfizer Inc.                                                  16,481      287,923
Wyeth                                                         4,575      219,417
                                                                      ----------
                                                                       1,455,670
                                                                      ----------
   TOTAL HEALTH CARE--9.25%                                            1,836,388
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.43%
Boeing Co. (The)                                              1,400       92,008
United Technologies Corp.                                     3,100      191,270
                                                                      ----------
                                                                         283,278
COMMERCIAL SERVICES & SUPPLIES--0.92%
Deluxe Corp.                                                  3,000       53,460
Sovran Self Storage, Inc.                                     3,100      128,836
                                                                      ----------
                                                                         182,296
ELECTRICAL EQUIPMENT--0.17%
Tyco Electronics Ltd.                                           975       34,925
INDUSTRIAL CONGLOMERATES--3.45%
3M Co.                                                        1,986      138,206
General Electric Co.                                         19,000      507,110
Tyco International Ltd.                                         975       39,039
                                                                      ----------
                                                                         684,355
MACHINERY--0.25%
Barnes Group Inc.                                             2,200       50,798
MARINE--0.28%
Seaspan Corp.                                                 2,300       55,246
ROAD & RAIL--0.43%
Burlington Northern Santa Fe Corp.                              850       84,906
                                                                      ----------
   TOTAL INDUSTRIALS--6.93%                                            1,375,804
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--1.34%
Harris Corp.                                                  2,700      136,323
Motorola, Inc.                                                4,700       34,498
Nokia Oyj ADR                                                 1,700       41,650
QUALCOMM Inc.                                                 1,225       54,353
                                                                      ----------
                                                                         266,824
COMPUTER & PERIPHERALS--0.97%
Diebold, Inc.                                                 2,025       72,050
International Business Machines Corp.                         1,025      121,493
                                                                      ----------
                                                                         193,543

                                                           SHARES       VALUE
INTERNET SOFTWARE & SERVICES--0.09%
StarTek, Inc.                                                1,800   $    16,920
OFFICE ELECTRONICS--0.32%
Pitney Bowes Inc.                                            1,875        63,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.38%
Intel Corp.                                                 10,100       216,948
Linear Technology Corp.                                      1,775        57,812
                                                                     -----------
                                                                         274,760
SOFTWARE--1.44%
Microsoft Corp.                                             10,375       285,416
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--5.54%                                 1,101,401
                                                                     -----------
MATERIALS--
CHEMICALS--1.35%
Dow Chemical Co. (The)                                       3,088       107,802
E. I. du Pont de Nemours and Co.                             2,096        89,897
PPG Industries, Inc.                                         1,215        69,705
                                                                     -----------
                                                                         267,404
METALS & MINING--0.61%
Alcoa Inc.                                                   3,420       121,820
PAPER & FOREST PRODUCTS--1.16%
International Paper Co.                                      1,600        37,280
Potlatch Corp.                                               4,300       194,016
                                                                     -----------
                                                                         231,296
                                                                     -----------
   TOTAL MATERIALS--3.12%                                                620,520
                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--6.83%
AT&T Inc.                                                   12,093       407,413
Citizens Communications Co.                                 34,000       385,560
FairPoint Communications, Inc.                              15,188       109,505
Verizon Communications Inc.                                  9,969       352,903
Windstream Corp.                                             8,225       101,496
                                                                     -----------
                                                                       1,356,877
WIRELESS TELECOM--0.26%
Rogers Communications, Inc. (Class B)                        1,325        51,225
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--7.09%                             1,408,102
                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--7.54%
Ameren Corp.                                                 3,088       130,406
Consolidated Edison, Inc.                                    4,300       168,087
DTE Energy Co.                                               5,200       220,688
Duke Energy Co.                                              7,500       130,350
FPL Group, Inc.                                              1,100        72,138
Integrys Energy Group, Inc.                                  4,900       249,067
Pinnacle West Capital Corp.                                  5,400       166,158
Progress Energy, Inc.                                        5,200       217,516
Southern Co.                                                 1,875        65,475
Xcel Energy, Inc.                                            3,800        76,266
                                                                     -----------
                                                                       1,496,151
GAS UTILITIES--2.16%
Nicor Inc.                                                   5,500       234,245
NiSource Inc.                                               10,900       195,328
                                                                     -----------
                                                                         429,573
                                                                     -----------
   TOTAL UTILITIES--9.70%                                              1,925,724
                                                                     -----------
   TOTAL COMMON STOCK--98.28%
      (Cost $19,811,185)                                              19,519,158
                                                                     -----------

COMMERCIAL PAPER

                                                            FACE
                                                           AMOUNT
                                                          --------
UTILITIES--
ELECTRIC UTILITIES--1.51%
Hawaiian Electric Company, Inc., 3.00%,
   07/03/08                                               $300,000       299,950
                                                                     -----------
   TOTAL UTILITIES--1.51%                                                299,950
                                                                     -----------
   TOTAL COMMERCIAL PAPER--1.51%
      (Cost $299,950)                                                    299,950
                                                                     -----------
   TOTAL INVESTMENTS--99.79%
      (Cost $20,111,135)                                              19,819,108
CASH AND OTHER ASSETS, LESS LIABILITIES--0.21%                            40,763
                                                                     -----------
   NET ASSETS--100.00%                                               $19,859,871
                                                                     ===========

*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS

(a)Non-voting shares

ABBREVIATIONS

ADR--American Depositary Receipt

See notes to financial statements.

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        5.52%
Consumer Staples             13.00%
Energy                       16.63%
Financials                   21.62%
Health Care                   9.27%
Industrials                   6.94%
Information Technology        5.56%
Materials                     3.13%
Telecommunication Services    7.10%
Utilities                    11.23%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

EQUITY INCOME PORTFOLIO

ASSETS
Investments in securities, at value (Cost $20,111,135)               $ 19,819,108
Cash and cash equivalents                                                  55,295
Prepaid expenses                                                              805
Receivable for:
   Investment securities sold                                               3,737
   Dividends                                                               46,466
   Expense reimbursement                                                    1,991
                                                                     ------------
      TOTAL ASSETS                                                     19,927,402
                                                                     ------------
LIABILITIES
Capital stock reacquired                                                   46,430
Payable to investment adviser for fund expenses                             4,123
Accrued:
   Investment advisory fees                                                 8,892
   Administrative service fees                                              4,446
Other liabilities                                                           3,640
                                                                     ------------
      TOTAL LIABILITIES                                                    67,531
                                                                     ------------
      NET ASSETS                                                     $ 19,859,871
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                        $ 19,518,636
   Undistributed net investment income                                    328,427
   Accumulated net realized gain (loss) on investments                    304,835
   Net unrealized depreciation of investments                            (292,027)
                                                                     ------------
      NET ASSETS                                                     $ 19,859,871
                                                                     ============
SHARES OUTSTANDING ($.01 par value per share)                          13,040,499
                                                                     ============
NET ASSET VALUE                                                      $       1.52
                                                                     ============
SHARES AUTHORIZED                                                     120,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

EQUITY INCOME PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,177)                    $   400,528
Interest                                                                   7,182
                                                                     -----------
   TOTAL INVESTMENT INCOME                                               407,710
                                                                     -----------
EXPENSES
Investment advisory fees                                                  52,233
Administrative service fees                                               26,117
Professional fees                                                          5,887
Custody and transaction fees                                               6,716
Directors' fees and expenses                                               2,118
Compliance expenses                                                           88
Insurance expenses                                                         4,195
                                                                     -----------
   TOTAL EXPENSES                                                         97,354
   LESS EXPENSES REIMBURSED                                              (12,957)
                                                                     -----------
   NET EXPENSES                                                           84,397
                                                                     -----------
INVESTMENT INCOME (LOSS)--NET                                            323,313
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                               609,669
   Change in unrealized appreciation (depreciation) of investments    (3,511,741)
                                                                     -----------
NET GAIN (LOSS) ON INVESTMENTS                                        (2,902,072)
                                                                     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $(2,578,759)
                                                                     ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

EQUITY INCOME PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                           2008           2007
                                                                       -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $   323,313    $   713,947
   Net realized gain (loss) on investments                                 609,669        296,834
   Change in unrealized appreciation (depreciation) of investments      (3,511,741)      (707,636)
                                                                       -----------    -----------
   Net increase (decrease) in net assets resulting from operations      (2,578,759)       303,145
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                       --       (708,833)
   Capital gains                                                                --       (601,668)
                                                                       -----------    -----------
   Total distributions to shareholders                                          --     (1,310,501)
CAPITAL SHARE TRANSACTIONS--NET                                         (1,146,131)       159,436
                                                                       -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (3,724,890)      (847,920)
NET ASSETS
   Beginning of period                                                  23,584,761     24,432,681
                                                                       -----------    -----------
   End of period                                                       $19,859,871    $23,584,761
                                                                       ===========    ===========
Undistributed net investment income                                    $   328,427    $     5,114
                                                                       ===========    ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

EQUITY INCOME PORTFOLIO

                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                              -----------    -----------------------------------------------
                                                                  2008         2007      2006      2005      2004      2003
                                                                -------      -------   -------   -------   -------   -------
Net asset value, beginning of period                            $  1.71      $  1.80   $  1.69   $  1.72   $  1.60   $  1.30
Income (loss) from investment operations
   Investment income--net                                          0.03         0.05      0.06      0.03      0.03      0.02
   Net realized and unrealized gain (loss) on investments         (0.22)       (0.04)     0.25      0.01      0.12      0.30
                                                                -------      -------   -------   -------   -------   -------
      Total from investment operations                            (0.19)        0.01      0.31      0.04      0.15      0.32
Less distributions
   Investment income--net                                          0.00        (0.05)    (0.06)    (0.03)    (0.03)    (0.02)
   Capital gains                                                   0.00        (0.05)    (0.14)    (0.04)     0.00      0.00
                                                                -------      -------   -------   -------   -------   -------
      Total distributions                                          0.00        (0.10)    (0.20)    (0.07)    (0.03)    (0.02)
                                                                -------      -------   -------   -------   -------   -------
Net asset value, end of period                                  $  1.52      $  1.71   $  1.80   $  1.69   $  1.72   $  1.60
                                                                =======      =======   =======   =======   =======   =======
Total return                                                     (11.11)%**     0.64%    18.30%     2.28%     9.31%    24.73%
                                                                =======      =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                       $19,860      $23,585   $24,433   $22,686   $23,341   $20,958
Ratio of expenses with reimbursement to average
   net assets (1)                                                  0.79%*       0.79%     0.79%     0.79%     0.79%     0.79%
Ratio of expenses without reimbursement to average
   net assets                                                      0.91%*       0.92%     0.93%     0.93%     0.87%     0.89%
Ratio of net investment income (loss) to average net assets        3.03%*       2.92%     3.23%     1.64%     1.79%     1.49%
Portfolio turnover rate                                            8.64%        5.98%    54.68%    25.57%     5.33%    24.22%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.79% on the Equity Income Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

BALANCED PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE
CONSUMER DISCRETIONARY--
AUTOMOBILES--0.24%
PACCAR Inc.                                                   1,125   $   47,059
HOTELS, RESTAURANTS & LEISURE--1.04%
Host Hotels & Resorts Inc.                                    1,164       15,889
McDonald's Corp.                                              1,800      101,196
Starwood Hotels & Resorts Worldwide, Inc.                     1,902       76,213
Wyndham Worldwide Corp. *                                       645       11,552
                                                                      ----------
                                                                         204,850
HOUSEHOLD DURABLES--0.70%
Newell Rubbermaid Inc.                                        2,425       40,716
Stanley Works (The)                                           2,150       96,385
                                                                      ----------
                                                                         137,101
LEISURE EQUIPMENT & PRODUCTS--0.11%
Eastman Kodak Company                                         1,450       20,924
MEDIA--1.21%
CBS Corp. (Class B)                                           1,266       24,674
Time Warner Inc.                                              4,041       59,807
Viacom Inc. (Class B) *                                       1,250       38,175
Walt Disney Co. (The)                                         3,650      113,880
                                                                      ----------
                                                                         236,536
MULTILINE RETAIL--0.99%
Kohl's Corp. *                                                  625       25,025
J.C. Penney Co., Inc.                                         1,500       54,435
Target Corp.                                                  2,450      113,900
                                                                      ----------
                                                                         193,360
SPECIALTY RETAIL--1.51%
Best Buy Co., Inc.                                            1,925       76,230
Limited Brands, Inc.                                          4,900       82,565
Lowe's Companies, Inc.                                        3,750       77,812
TJX Companies, Inc. (The)                                     1,875       59,006
                                                                      ----------
                                                                         295,613
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--5.80%                                 1,135,443
                                                                      ----------
CONSUMER STAPLES--
BEVERAGES--1.77%
Anheuser-Busch Companies, Inc.                                1,300       80,756
Coca-Cola Co. (The)                                           2,732      142,009
International Flavors & Fragrances Inc.                         570       22,264
PepsiCo, Inc.                                                 1,600      101,744
                                                                      ----------
                                                                         346,773
FOOD PRODUCTS--1.64%
Bunge Limited                                                   850       91,536
H.J. Heinz Co.                                                1,307       62,540
McCormick & Co., Inc. (b)                                     2,615       93,251
Sensient Technologies Corp.                                   2,600       73,216
                                                                      ----------
                                                                         320,543
FOOD & STAPLES RETAILING--1.81%
CVS Caremark Corporation                                      2,750      108,817
SUPERVALU INC.                                                2,200       67,958
Wal-Mart Stores, Inc.                                         3,175      178,435
                                                                      ----------
                                                                         355,210
HOUSEHOLD PRODUCTS--1.40%
Kimberly-Clark Corp.                                          1,187       70,959
Procter & Gamble Co. (The)                                    3,325      202,193
                                                                      ----------
                                                                         273,152
PERSONAL PRODUCTS--0.83%
Alberto-Culver Co.                                            1,125       29,554
Avon Products, Inc.                                           1,900       68,438
Colgate-Palmolive Co.                                           925       63,918
                                                                      ----------
                                                                         161,910
TOBACCO--0.31%
Philip Morris International Inc.                              1,225       60,503
                                                                      ----------
   TOTAL CONSUMER STAPLES--7.76%                                       1,518,091
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--2.05%
Oceaneering International, Inc. *                             1,025       78,976
Schlumberger Ltd.                                             1,463      157,170
Weatherford International Ltd. *                              3,324      164,837
                                                                      ----------
                                                                         400,983
OIL, GAS & CONSUMABLE FUELS--5.99%
Anadarko Petroleum Corp.                                      1,664      124,534
BP PLC ADR                                                    2,410      167,664
Chevron Corp.                                                 3,607      357,562
Exxon Mobil Corp.                                             5,938      523,316
                                                                      ----------
                                                                       1,173,076
                                                                      ----------
   TOTAL ENERGY--8.04%                                                 1,574,059
                                                                      ----------
FINANCIALS--
COMMERCIAL BANKS--2.56%
Bank of America Corp.                                         5,000      119,350
PNC Financial Services Group, Inc.                            2,850      162,735
U.S. Bancorp                                                  3,800      105,982
Wachovia Corp.                                                1,781       27,659
Wells Fargo & Co.                                             3,562       84,598
                                                                      ----------
                                                                         500,324

                                                             SHARES      VALUE
DIVERSIFIED FINANCIAL SERVICES--3.09%
Allied Capital Corp.                                          1,775   $   24,655
Charles Schwab Corp. (The)                                    3,575       73,430
Citigroup Inc.                                                6,533      109,493
Discover Financial Services                                   1,900       25,023
Federal Home Loan Mortgage Corp.
 Gtd. Mtg. Cert.                                              1,901       31,176
Goldman Sachs Group, Inc. (The)                                 475       83,077
JPMorgan Chase & Co.                                          1,428       48,996
Morgan Stanley                                                2,732       98,543
National Financial Partners Corp.                               800       15,856
Principal Financial Group, Inc.                               2,250       94,433
                                                                      ----------
                                                                         604,682
INSURANCE--2.52%
Allstate Corp. (The)                                            951       43,356
American International Group, Inc.                            2,587       68,452
Aspen Insurance Holdings Ltd.                                 2,425       57,400
Genworth Financial Inc. (Class A)                             2,800       49,868
Prudential Financial, Inc.                                    2,137      127,664
RenaissanceRe Holdings Ltd.                                   1,050       46,903
Travelers Companies, Inc. (The)                               2,301       99,863
                                                                      ----------
                                                                         493,506
                                                                      ----------
   TOTAL FINANCIALS--8.17%                                             1,598,512
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--0.99%
Amgen Inc. *                                                    600       28,296
Genentech, Inc. *                                             1,250       94,875
Genzyme Corp. *                                                 400       28,808
Gilead Sciences, Inc. *                                         800       42,360
                                                                      ----------
                                                                         194,339
HEALTH CARE PROVIDERS & SERVICES--0.74%
DaVita, Inc. *                                                  575       30,550
Patterson Companies Inc. *                                    1,400       41,146
UnitedHealth Group Inc.                                       1,200       31,500
Wellpoint Inc.*                                                 900       42,894
                                                                      ----------
                                                                         146,090
HEALTH EQUIPMENT & SUPPLIES--1.15%
Advanced Medical Optics, Inc. *                                 650       12,181
Beckman Coulter, Inc.                                         1,070       72,257
Covidien Ltd.                                                   575       27,537
Hologic, Inc. *                                               1,050       22,890
Varian Medical Systems, Inc. *                                  900       46,665
Zimmer Holdings, Inc. *                                         631       42,940
                                                                   -------------
                                                                         224,470
PHARMACEUTICALS--5.19%
Abbott Laboratories                                           2,500      132,425
Allergan, Inc.                                                1,424       74,119
Endo Pharmaceuticals Holdings Inc. *                            900       21,771
Eli Lilly & Co.                                               2,425      111,938
Johnson & Johnson                                             4,000      257,360
Merck & Co. Inc.                                              3,150      118,723
Pfizer Inc.                                                  10,804      188,746
Wyeth                                                         2,300      110,308
                                                                      ----------
                                                                       1,015,390
                                                                      ----------
   TOTAL HEALTH CARE--8.07%                                            1,580,289
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.87%
Boeing Co. (The)                                              1,350       88,722
General Dynamics Corp.                                          825       69,465
Goodrich Corp.                                                  945       44,850
L-3 Communications Holdings, Inc.                               400       36,348
Northrop Grumman Corp.                                          600       40,140
Rockwell Collins, Inc.                                          725       34,771
United Technologoies Corp.                                      825       50,902
                                                                      ----------
                                                                         365,198
AIR FREIGHT & LOGISTICS--0.22%
FedEx Corp.                                                     550       43,335
COMMERCIAL SERVICES & SUPPLIES--0.01%
Avis Budget Group, Inc. *                                       230        1,925
ELECTRICAL EQUIPMENT--0.10%
Tyco Electronics Ltd.                                           575       20,597
INDUSTRIAL CONGLOMERATES--2.10%
3M Co.                                                        1,100       76,549
General Electric Co.                                         11,650      310,938
Tyco International Ltd.                                         575       23,023
                                                                      ----------
                                                                         410,510
MACHINERY--1.87%
Barnes Group Inc.                                             1,200       27,708
Caterpillar Inc.                                                500       36,910
Danaher Corp.                                                   875       67,638
Dover Corp.                                                     800       38,696
Eaton Corp.                                                     500       42,485
Illinois Tool Works Inc.                                      1,125       53,449
Ingersoll-Rand Co. Ltd. (Class A)                             1,200       44,916
Parker Hannifin Corp.                                           750       53,490
                                                                      ----------
                                                                         365,292

                                                             SHARES     VALUE
MARINE--0.16%
Seaspan Corp.                                                 1,325   $   31,827
ROAD & RAIL--0.31%
Burlington Northern Santa Fe Corp.                              600       59,934
TRANSPORTATION INFRASTRUCTURE--0.17%
Ryder System, Inc.                                              500       34,440
                                                                      ----------
   TOTAL INDUSTRIALS--6.81%                                            1,333,058
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.31%
Arris Group Inc. *                                            3,900       32,955
Cisco Systems, Inc. *                                         6,200      144,212
Harris Corp.                                                  1,450       73,210
Motorola, Inc.                                                3,900       28,626
Nokia Oyj ADR                                                 3,087       75,631
QUALCOMM Inc.                                                 2,200       97,614
                                                                      ----------
                                                                         452,248
COMPUTER & PERIPHERALS--2.17%
Dell Inc. *                                                   5,907      129,245
EMC Corp.                                                     5,000       73,450
Electronics for Imaging, Inc. *                               1,000       14,600
Hewlett-Packard Co.                                           3,210      141,914
International Business Machines Corp.                           550       65,191
                                                                      ----------
                                                                         424,400
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.22%
Agilent Technologies, Inc. *                                  1,200       42,648
IT SERVICES--0.13%
Global Payments Inc.                                            550       25,630
INTERNET SOFTWARE & SERVICES--0.19%
Akamai Technologies, Inc. *                                   1,075       37,399
OFFICE ELECTRONICS--0.18%
Pitney Bowes Inc.                                             1,025       34,952
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.14%
Intel Corp.                                                   6,057      130,104
Linear Technology Corp.                                       1,100       35,827
Texas Instruments Inc.                                        2,000       56,320
                                                                      ----------
                                                                         222,251
SOFTWARE--2.28%
Electronic Arts Inc. *                                          714       31,723
Microsoft Corp.                                              11,282      310,368
Oracle Corp. *                                                4,988      104,748
                                                                      ----------
                                                                         446,839
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY--8.62%                                 1,686,367
                                                                      ----------
MATERIALS--
CHEMICALS--0.71%
Airgas, Inc.                                                    650       37,953
Dow Chemical Co. (The)                                        1,000       34,911
E. I. du Pont de Nemours and Co.                              1,000       42,890
PPG Industries, Inc.                                            413       23,694
                                                                      ----------
                                                                         139,448
CONTAINERS & PACKAGING--0.07%
Ball Corp.                                                      300       14,322
METALS & MINING--0.50%
Freeport-McMoRan Copper & Gold, Inc.                            134       15,703
Nucor Corp.                                                     600       44,802
United States Steel Corp.                                       200       36,956
                                                                      ----------
                                                                          97,461
PAPER & FOREST PRODUCTS--0.25%
International Paper Co.                                       1,300       30,290
Louisiana-Pacific Corp.                                         650        5,519
MeadWestvaco Corp.                                              500       11,920
                                                                      ----------
                                                                          47,729
                                                                      ----------
   TOTAL MATERIALS--1.53%                                                298,960
                                                                      ----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--2.30%
AT&T Inc.                                                     6,675      224,881
FairPoint Communications, Inc.                                   60          433
Sprint Nextel Corp.                                           5,900       56,050
Verizon Communications Inc.                                   3,200      113,280
Windstream Corp.                                              4,500       55,530
                                                                      ----------
                                                                         450,174
WIRELESS TELECOMMUNICATION SERVICES--0.67%
American Tower Corporation (Class A) *                          725       30,631
Rogers Communications, Inc. (Class B)                           750       28,995
Vodafone Group PLC ADR                                        2,392       70,468
                                                                      ----------
                                                                         130,094
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES--2.97%                               580,268
                                                                      ----------

                                                           SHARES       VALUE
UTILITIES--
ELECTRIC UTILITIES--2.55%
Ameren Corp.                                                 1,900   $    80,237
CenterPoint Energy, Inc.                                     2,000        32,100
Constellation Energy Group                                   2,000       164,200
Exelon Corp.                                                   900        80,964
FPL Group, Inc.                                                650        42,627
NRG Energy, Inc. *                                             750        32,175
Southern Co.                                                 1,900        66,348
                                                                     -----------
                                                                         498,651
                                                                     -----------
   TOTAL UTILITIES--2.55%                                                498,651
                                                                     -----------
   TOTAL COMMON STOCK--60.32%
   (Cost $11,413,039)                                                 11,803,698
                                                                     -----------

CORPORATE BONDS

                                                            FACE
                                                           AMOUNT
CONSUMER DISCRETIONARY--
AUTOMOBILES--0.60%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09                  $115,000       118,284
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--0.60%                                   118,284
                                                                     -----------
CONSUMER STAPLES--
PERSONAL PRODUCTS--1.59%
Avon Products, Inc., 7.15%, 11/15/09                       300,000       311,408
                                                                     -----------
   TOTAL CONSUMER STAPLES--1.59%                                         311,408
                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--1.11%
Washington Mutual, Inc., 4.20%, 01/15/10                   250,000       217,500
DIVERSIFIED FINANCIAL SERVICES--4.04%
Ameriprise Financial, Inc.,
   5.65%, 11/15/15                                         250,000       237,601
General Electric Capital Co.,
   3.75%, 12/15/09                                         200,000       200,517
HSBC Finance Corp.,
   5.875%, 02/01/09 (a)                                    250,000       251,736
Weingarten Realty Investors,
   7.35%, 07/20/09                                         100,000       101,409
                                                                     -----------
                                                                         791,263
                                                                     -----------
   TOTAL FINANCIALS--5.15%                                             1,008,763
                                                                     -----------
INDUSTRIALS--
ELECTRICAL EQUIPMENT--2.52%
Emerson Electric Company,
   5.25%, 10/15/18                                         500,000       492,936

MACHINERY--3.81%
Eaton Corp., 5.60%, 05/15/18                               500,000       495,122
Harsco Corp., 5.75%, 05/15/18                              250,000       249,422
                                                                     -----------
                                                                         744,544
TRANSPORTATION INFRASTRUCTURE--0.96%
Hertz Corp., 7.40%, 03/01/11                               200,000       188,000
                                                                     -----------
   TOTAL INDUSTRIALS--7.29%                                            1,425,480
                                                                     -----------
   TOTAL CORPORATE BONDS--14.63%
      (Cost $2,891,971)                                                2,863,935
                                                                     -----------
U S GOVERNMENT AGENCY SECURITIES
U S GOVERNMENT AGENCY SECURITIES--5.13%
Federal Home Loan Mortgage Corp.,
   3.06%, 07/15/08 (a)                                     500,000       500,088
Federal Home Loan Mortgage Corp.,
   Pool # 360100, 9.00%, 04/01/20                            1,320         1,460
Federal National Mortgage Assoc.,
   4.75%, 08/25/08 (a)                                     500,000       501,597
                                                                     -----------
                                                                       1,003,145
                                                                     -----------
   TOTAL U S GOVERNMENT AGENCY SECURITIES--5.13%
      (Cost $1,000,783)                                                1,003,145
                                                                     -----------
   TOTAL BONDS AND NOTES--19.76%
      (Cost $3,892,754)                                                3,867,080
                                                                     -----------
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--3.81%
Federal Agricultural Mortgage Corp.,
   2.12%, 07/01/08                                         745,000       745,000
                                                                     -----------
   TOTAL U S GOVERNMENT AGENCY
   SHORT-TERM OBLIGATIONS--3.81%
      (Cost $745,000)                                                    745,000
                                                                     -----------
COMMERCIAL PAPER
CONSUMER DISCRETIONARY--
AUTOMOBILES--3.47%
Dollar Thrifty Funding, 2.90%, 07/03/08                    679,000       678,891
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--3.47%                                   678,891
                                                                     -----------

                                                            FACE
                                                           AMOUNT       VALUE
UTILITIES--
ELECTRIC UTILITIES--12.44%
Atlantic City Electric, 3.05%, 07/07/08                   $811,000   $   810,588
Hawaiian Electric, Inc., 3.00%, 07/01/08                   980,000       980,000
Idaho Power Co., 3.00%, 07/02/08                           644,000       643,949
                                                                     -----------
                                                                       2,434,537
                                                                     -----------
   TOTAL UTILITIES--12.44%                                             2,434,537
                                                                     -----------
   TOTAL COMMERCIAL PAPER--15.91%
      (Cost $3,113,428)                                                3,113,428
                                                                     -----------
   TOTAL INVESTMENTS--99.80%
      (Cost $19,164,221)                                              19,529,206
CASH AND OTHER ASSETS, LESS LIABILITIES--0.20%                            39,822
                                                                     -----------
   NET ASSETS--100.00%                                               $19,569,028
                                                                     ===========

*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.

(b)  Non-voting shares

ABBREVIATIONS

ADR--American Depositary Receipt

See notes to financial statements.

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        9.90%
Consumer Staples              9.37%
Energy                        8.06%
Financials                   13.35%
Health Care                   8.09%
Industrials                  14.13%
Information Technology        8.63%
Materials                     1.53%
Telecommunication Services    2.97%
U S Government                8.95%
Utilities                    15.02%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

BALANCED PORTFOLIO

ASSETS
Investments in securities, at value (Cost $19,164,221)              $19,529,206
Cash and cash equivalents                                                11,907
Prepaid expenses                                                            724
Receivable for:
   Investment securities sold                                                10
   Dividends                                                             18,034
   Interest                                                              51,643
   Expense reimbursement                                                  1,796
                                                                    -----------
      TOTAL ASSETS                                                   19,613,320
                                                                    -----------
LIABILITIES
Capital stock reacquired                                                 23,717
Payable to investment adviser for fund expenses                           4,123
Accrued:
   Investment advisory fees                                               8,569
   Administrative service fees                                            4,285
Other liabilities                                                         3,598
                                                                    -----------
      TOTAL LIABILITIES                                                  44,292
                                                                    -----------
      NET ASSETS                                                    $19,569,028
                                                                    ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                       $18,830,751
   Undistributed net investment income                                  245,958
   Accumulated net realized gain (loss) on investments                  127,334
   Net unrealized appreciation of investments                           364,985
                                                                    -----------
      NET ASSETS                                                    $19,569,028
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        13,775,110
                                                                    ===========
NET ASSET VALUE                                                     $      1.42
                                                                    ===========
SHARES AUTHORIZED                                                   115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

BALANCED PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $721)                     $   139,699
Interest                                                                161,194
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           300,893
                                                                    -----------
EXPENSES
Investment advisory fees                                                 49,808
Administrative service fees                                              24,904
Professional fees                                                         5,887
Custody and transaction fees                                              8,791
Directors' fees and expenses                                              2,118
Compliance expenses                                                         302
Insurance expenses                                                        3,733
                                                                    -----------
      TOTAL EXPENSES                                                     95,543
      LESS EXPENSES REIMBURSED                                          (13,055)
                                                                    -----------
      NET EXPENSES                                                       82,488
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           218,405
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              122,046
   Change in unrealized appreciation of investments                  (1,923,289)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       (1,801,243)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(1,582,838)
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

BALANCED PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                          2008            2007
                                                                     --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $   218,405     $   533,467
   Net realized gain (loss) on investments                                122,046          68,077
   Change in unrealized appreciation of investments                    (1,923,289)        322,033
                                                                      -----------     -----------
   Net increase (decrease) in net assets resulting from operations     (1,582,838)        923,577
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                      --        (505,914)
   Capital gains                                                               --         (62,789)
                                                                      -----------     -----------
   Total distributions to shareholders                                         --        (568,703)
CAPITAL SHARE TRANSACTIONS--NET                                          (247,914)      4,058,844
                                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (1,830,752)      4,413,718
NET ASSETS
   Beginning of period                                                 21,399,780      16,986,062
                                                                      -----------     -----------
   End of period                                                      $19,569,028     $21,399,780
                                                                      ===========     ===========
Undistributed net investment income                                   $   245,958     $    27,553
                                                                      ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

BALANCED PORTFOLIO

                                                              (UNAUDITED)
                                                              SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                              -----------   -------------------------------------------------
                                                                2008          2007        2006      2005      2004      2003
                                                              -------       -------     -------   -------   -------   -------
Net asset value, beginning of period                          $  1.53       $  1.50     $  1.40   $  1.45   $  1.41   $  1.20
Income (loss) from investment operations
   Investment income--net                                        0.02          0.04        0.04      0.03      0.03      0.03
   Net realized and unrealized gain (loss) on investments       (0.13)         0.03        0.12     (0.02)     0.06      0.21
                                                              -------       ------      -------   -------   -------   -------
      Total from investment operations                          (0.11)         0.07        0.16      0.01      0.09      0.24
Less distributions
   Investment income--net                                        0.00         (0.04)      (0.04)    (0.03)    (0.03)    (0.03)
   Capital gains                                                 0.00          0.00***    (0.02)    (0.03)    (0.02)    (0.00)
                                                              -------       ------      -------   -------   -------   -------
      Total distributions                                        0.00         (0.04)      (0.06)    (0.06)    (0.05)    (0.03)
                                                              -------       ------      -------   -------   -------   -------
Net asset value, end of period                                $  1.42       $  1.53     $  1.50   $  1.40   $  1.45   $  1.41
                                                              =======       =======     =======   =======   =======   =======

Total return                                                    (7.19)%**      4.82%      11.37%     0.46%     6.03%    20.05%
                                                              =======       =======     =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $19,569       $21,400     $16,986   $14,414   $13,764   $11,577
Ratio of expenses with reimbursement to average
   net assets (1)                                                0.81%*        0.81%       0.81%     0.81%     0.81%     0.81%
Ratio of expenses without reimbursement to average
   net assets                                                    0.94%*        0.96%       1.00%     1.01%     0.96%     0.99%
Ratio of net investment income (loss) to average net assets      2.15%*        2.63%       2.56%     2.09%     2.06%     2.18%
Portfolio turnover rate                                          7.37%        19.04%      15.09%    25.83%    17.42%    17.07%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

U S GOVERNMENT AGENCY SHORT-TERM
OBLIGATIONS

                                                                         INTEREST/
                                                               MATURITY    STATED      FACE
                                                                 DATE     RATE(%)     AMOUNT        VALUE
U S GOVERNMENT AGENCY SECURITIES--99.85%
Federal Agricultural Mortgage Corp.                            07/03/08     2.180   $6,051,000  $ 6,050,266
Federal Agricultural Mortgage Corp.                            07/11/08     2.050    2,247,000    2,245,719
Federal Agricultural Mortgage Corp.                            07/15/08     2.080    2,481,000    2,478,992
Federal Agricultural Mortgage Corp.                            07/17/08     2.110    3,186,000    3,183,011
Federal Home Loan Bank                                         07/01/08     2.060    5,883,000    5,883,000
Federal Home Loan Bank                                         07/02/08     2.050    4,948,000    4,947,718
Federal Home Loan Bank                                         07/07/08     2.150    2,692,000    2,691,034
Federal Home Loan Bank                                         07/08/08     2.080    2,077,000    2,076,159
Federal Home Loan Bank                                         07/08/08     2.090    1,176,000    1,175,522
Federal Home Loan Bank                                         07/10/08     2.050    5,709,000    5,706,072
Federal Home Loan Bank                                         07/14/08     2.100    1,624,000    1,622,768
Federal Home Loan Bank                                         07/16/08     2.170    2,043,000    2,041,152
Federal Home Loan Bank                                         07/18/08     2.170    5,000,000    4,994,875
Federal Home Loan Bank                                         07/21/08     2.100    5,927,000    5,920,085
Federal Home Loan Bank                                         07/23/08     2.220    3,468,000    3,463,294
Federal National Mortgage Assoc.                               07/09/08     2.180    3,500,000    3,498,303
                                                                                                -----------
                                                                                                 57,977,970
                                                                                                -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--99.85%
      (Cost $57,977,970)                                                                         57,977,970
                                                                                                -----------
   TOTAL INVESTMENTS--99.85%
      (Cost $57,977,970)                                                                         57,977,970
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.15%                                                    84,979
                                                                                                -----------
   NET ASSETS--100.00%                                                                          $58,062,949
                                                                                                ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

ASSETS
Investments in securities, at value (Cost $57,977,970)       $   57,977,970
Cash and cash equivalents                                               223
Prepaid expenses                                                      1,489
Receivable for:
   Capital stock sold                                               114,754
   Expense reimbursement                                             13,033
                                                             --------------
      TOTAL ASSETS                                               58,107,469
                                                             --------------
LIABILITIES
Payable to investment adviser for fund expenses                       4,123
Accrued:
   Investment advisory fees                                          23,943
   Administrative service fees                                       11,972
Other liabilities                                                     4,482
                                                             --------------
      TOTAL LIABILITIES                                              44,520
                                                             --------------
      NET ASSETS                                             $   58,062,949
                                                             ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                $   58,062,949
                                                             --------------
      NET ASSETS                                             $   58,062,949
                                                             ==============
SHARES OUTSTANDING ($.01 par value per share)                    58,062,949
                                                             ==============
NET ASSET VALUE                                              $         1.00
                                                             ==============
SHARES AUTHORIZED                                             1,050,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

MONEY MARKET PORTFOLIO

INVESTMENT INCOME
Interest                                                          $ 685,376
                                                                  ---------
   TOTAL INVESTMENT INCOME                                          685,376
                                                                  ---------
EXPENSES
Investment advisory fees                                            131,035
Administrative service fees                                          65,518
Professional fees                                                     5,887
Custody and transaction fees                                          6,784
Directors' fees and expenses                                          2,118
Compliance expenses                                                   1,193
Insurance expenses                                                    8,060
                                                                  ---------
   TOTAL EXPENSES                                                   220,595
   LESS EXPENSES REIMBURSED                                         (70,859)
                                                                  ---------
   NET EXPENSES                                                     149,736
                                                                  ---------
INVESTMENT INCOME (LOSS)--NET                                       535,640
                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $ 535,640
                                                                  =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

MONEY MARKET PORTFOLIO

                                                      (UNAUDITED)
                                                      SIX MONTHS       YEAR ENDED
                                                    ENDED JUNE 30,    DECEMBER 31,
                                                    --------------    ------------
                                                         2008             2007
                                                    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                     $   535,640      $  2,041,465
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                               (535,640)       (2,041,465)
CAPITAL SHARE TRANSACTIONS--NET                        7,196,944        10,173,464
                                                     -----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                7,196,944        10,173,464
NET ASSETS
   Beginning of period                                50,866,005        40,692,541
                                                     -----------      ------------
   End of period                                     $58,062,949      $ 50,866,005
                                                     ===========      ============



FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

MONEY MARKET PORTFOLIO

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED
                                                       JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                     -----------  ----------------------------------------------
                                                         2008       2007     2006       2005     2004      2003
                                                     -----------  -------   -------   -------  -------   -------
Net asset value, beginning of period                  $  1.00     $  1.00   $  1.00   $  1.00  $  1.00   $  1.00
Income (loss) from investment operations
   Investment income--net                                0.01        0.04      0.04      0.03     0.01      0.01
                                                      -------     -------   -------   -------  -------   -------
      Total from investment operations                   0.01        0.04      0.04      0.03     0.01      0.01
Less distributions
   Investment income--net                               (0.01)      (0.04)    (0.04)    (0.03)   (0.01)    (0.01)
                                                      -------     -------   -------   -------  -------   -------
      Total distributions                               (0.01)      (0.04)    (0.04)    (0.03)   (0.01)    (0.01)
                                                      -------     -------   -------   -------  -------   -------
Net asset value, end of period                        $  1.00     $  1.00   $  1.00   $  1.00  $  1.00   $  1.00
                                                      =======     =======   =======   =======  =======   =======
Total return                                             0.89%**     4.54%     4.42%     2.61%    0.77%     0.54%
                                                      =======     =======   =======   =======  =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $58,063     $50,866   $40,693   $34,341  $29,991   $18,397
Ratio of expenses with reimbursement to average
   net assets (1)                                        0.56%*      0.56%     0.56%     0.56%    0.56%     0.56%
Ratio of expenses without reimbursement to average
   net assets                                            0.82%*      0.86%     0.87%     0.88%    0.84%     0.88%
Ratio of net investment income (loss) to average
   net assets                                            2.00%*      4.43%     4.37%     2.60%    0.80%     0.54%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.56% on the Money Market Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

GOVERNMENT BOND PORTFOLIO

CORPORATE BONDS

                                                    INTEREST/
                                          MATURITY    STATED      FACE
                                            DATE     RATE(%)     AMOUNT      VALUE
                                          --------  ---------  ----------  -----------
FINANCIALS--
INSURANCE--1.29%
21st Century Insurance Group              12/15/13    5.900    $  230,000  $   228,697
                                                                           -----------
   TOTAL FINANCIALS--1.29%                                                     228,697
                                                                           -----------
MATERIALS--
METALS & MINING--3.07%
Carpenter Technology Corp.                05/15/13    6.625       500,000      545,203
                                                                           -----------
   TOTAL MATERIALS--3.07%                                                      545,203
                                                                           -----------
   TOTAL CORPORATE BONDS--4.36%
      (Cost $735,392)                                                          773,900
                                                                           -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--20.21%
Federal Home Loan Mortgage Corp.          03/15/11    5.625       500,000      526,880
Federal Home Loan Mortgage Corp.          07/15/12    5.125       690,000      721,044
Federal National Mortgage Assoc.          08/15/09    5.375       950,000      975,983
Federal National Mortgage Assoc.          05/15/11    6.000       750,000      798,635
Federal National Mortgage Assoc.          10/15/13    4.625       550,000      560,666
                                                                           -----------
                                                                             3,583,208
U S GOVERNMENT SECURITIES--41.75%
U S Treasury Bond                         08/15/09    3.500       850,000      860,824
U S Treasury Bond                         05/15/17    8.750     1,250,000    1,684,082
U S Treasury Note                         11/15/12    4.000       700,000      723,516
U S Treasury Note                         08/15/15    4.250       700,000      727,289
U S Treasury Note                         02/15/16    4.500       600,000      631,172
U S Treasury Note                         08/31/11    4.625     1,000,000    1,048,438
U S Treasury Note                         09/30/11    4.500       700,000      731,609
U S Treasury Note                         10/31/11    4.625       950,000      997,129
                                                                           -----------
                                                                             7,404,059
                                                                           -----------
   TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES--61.96%
      (Cost $10,669,443)                                                    10,987,267
                                                                           -----------

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

                                                    INTEREST/
                                          MATURITY    STATED      FACE
                                            DATE     RATE(%)     AMOUNT      VALUE
                                          --------  ---------  ----------  -----------
U S GOVERNMENT AGENCY SECURITIES--32.39%
Federal Agricultural Mortgage Corp.       07/01/08    2.120    $ 769,000   $   769,000
Federal Agricultural Mortgage Corp.       07/03/08    2.150       100,000       99,988
Federal Agricultural Mortgage Corp.       07/03/08    2.180       125,000      124,985
Federal Home Loan Bank                    07/09/08    2.150     1,000,000      999,522
Federal Home Loan Bank                    07/16/08    2.180     1,600,000    1,598,546
Federal Home Loan Bank                    07/23/08    2.220     1,080,000    1,078,534
Federal National Mortgage Assoc.          08/01/08    2.150     1,075,000    1,073,008
                                                                           -----------
                                                                             5,743,583
                                                                           -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--32.39%
      (Cost $5,743,583)                                                      5,743,583
                                                                           -----------
   TOTAL INVESTMENTS--98.71%
      (Cost $17,148,418)                                                    17,504,750
   CASH AND OTHER ASSETS, LESS LIABILITIES--1.29%                              229,501
                                                                           -----------
   NET ASSETS--100.00%                                                     $17,734,251
                                                                           ===========

See notes to financial statements.

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Financials       1.31%
Materials        3.11%
U S Government  95.58%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

GOVERNMENT BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $17,148,418)              $17,504,750
Cash and cash equivalents                                                45,383
Prepaid expenses                                                            447
Receivable for:
   Capital stock sold                                                    54,101
   Interest                                                             140,929
   Expense reimbursement                                                  7,383
                                                                    -----------
      TOTAL ASSETS                                                   17,752,993
                                                                    -----------
LIABILITIES
Payable to investment adviser for fund expenses                           4,123
Accrued:
   Investment advisory fees                                               7,406
   Administrative service fees                                            3,703
Other liabilities                                                         3,510
                                                                    -----------
      TOTAL LIABILITIES                                                  18,742
                                                                    -----------
      NET ASSETS                                                    $17,734,251
                                                                    ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                       $17,306,217
   Undistributed net investment income                                  305,045
   Accumulated net realized gain (loss) on investments                 (233,343)
   Net unrealized appreciation of investments                           356,332
                                                                    -----------
      NET ASSETS                                                    $17,734,251
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        16,497,625
                                                                    ===========
NET ASSET VALUE                                                     $      1.07
                                                                    ===========
SHARES AUTHORIZED                                                    30,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

GOVERNMENT BOND PORTFOLIO

INVESTMENT INCOME
Interest                                                            $   327,780
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           327,780
                                                                    -----------
EXPENSES
Investment advisory fees                                                 40,846
Administrative service fees                                              20,423
Professional fees                                                         5,887
Custody and transaction fees                                              3,336
Directors' fees and expenses                                              2,118
Compliance expenses                                                         246
Insurance expenses                                                        2,167
                                                                    -----------
      TOTAL EXPENSES                                                     75,023
      LESS EXPENSES REIMBURSED                                          (45,825)
                                                                    -----------
      NET EXPENSES                                                       29,198
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           298,582
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                   85
   Change in unrealized appreciation of investments                      11,300
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                           11,385
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $   309,967
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GOVERNMENT BOND PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                          2008            2007
                                                                      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $   298,582     $   614,463
   Net realized gain (loss) on investments                                     85          34,478
   Change in unrealized appreciation of investments                        11,300         363,440
                                                                      -----------     -----------
   Net increase (decrease) in net assets resulting from operations        309,967       1,012,381
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                      --        (608,000)
                                                                      -----------     -----------
   Total distributions to shareholders                                         --        (540,033)
CAPITAL SHARE TRANSACTIONS--NET                                         2,422,329       1,500,657
                                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 2,732,296       1,905,038
NET ASSETS
   Beginning of period                                                 15,001,955      13,096,917
                                                                      -----------     -----------

   End of period                                                      $17,734,251     $15,001,955
                                                                      ===========     ===========
Undistributed net investment income                                   $   305,045     $     6,463
                                                                      ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GOVERNMENT BOND PORTFOLIO

                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                              -----------   -----------------------------------------------
                                                                2008          2007      2006      2005     2004       2003
                                                              -------       -------   -------   -------   -------   -------
Net asset value, beginning of period                          $  1.05       $  1.02   $  1.03   $  1.04   $  1.05   $  1.09
Income (loss) from investment operations
   Investment income--net                                        0.02          0.04      0.04      0.03      0.03      0.03
   Net realized and unrealized gain (loss) on investments        0.00          0.03     (0.01)    (0.01)    (0.01)    (0.01)
                                                              -------       -------   -------   -------   -------   -------
      Total from investment operations                           0.02          0.07      0.03      0.02      0.02      0.02
Less distributions
   Investment income--net                                        0.00         (0.04)    (0.04)    (0.03)    (0.03)    (0.03)
   Capital gains                                                 0.00          0.00      0.00      0.00      0.00     (0.03)
                                                              -------       -------   -------   -------   -------   -------
      Total distributions                                        0.00         (0.04)    (0.04)    (0.03)    (0.03)    (0.06)
                                                              -------       -------   -------   -------   -------   -------
Net asset value, end of period                                $  1.07       $  1.05   $  1.02   $  1.03   $  1.04   $  1.05
                                                              =======       =======   =======   =======   =======   =======
Total return                                                    (1.90)%**      7.31%     3.32%     2.28%    1.72%      1.97%
                                                              =======       =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $17,734       $15,002   $13,097   $12,717   $11,298   $11,234
Ratio of expenses with reimbursement to average
   net assets (1)                                                0.35%*        0.35%     0.35%     0.35%     0.35%    0.35%
Ratio of expenses without reimbursement to average
   net assets                                                    0.90%*        0.96%     0.96%     0.95%     0.90%     0.93%
Ratio of net investment income (loss) to average net assets      3.58%*        4.39%     4.22%     3.34%     2.73%     3.02%
Portfolio turnover rate                                          0.00%        55.56%    44.55%    54.09%    65.14%    87.12%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE
CONSUMER DISCRETIONARY--
DIVERSIFIED CONSUMER SERVICES--0.79%
Capella Education Company *                                     700   $   41,755
INTERNET & CATALOG RETAIL--2.89%
Amazon.com, Inc. *                                            1,600      117,328
Priceline.com Inc. *                                            300       34,638
                                                                      ----------
                                                                         151,966
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--3.68%                                   193,721
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--15.36%
Atwood Oceanics, Inc. *                                       1,000      124,340
First Solar, Inc. *                                             400      109,128
Helmerich & Payne, Inc.                                       2,300      165,646
McDermott International, Inc. *                               1,000       61,890
National Oilwell Varco Inc. *                                   500       44,360
Petroleo Brasileiro SA ADR                                    2,000      141,660
SunPower Corp. (Class A) *                                      600       43,188
Ultra Petroleum Corp. *                                       1,200      117,840
                                                                      ----------
                                                                         808,052
ELECTRICAL EQUIPMENT--5.73%
A-Power Energy Generation Systems Ltd.*                       3,500       93,275
Canadian Solar Inc. *                                         1,300       52,247
Energy Conversion Devices, Inc. *                             1,700      125,188
Fushi Copperweld, Inc. *                                      1,300       30,849
                                                                      ----------
                                                                         301,559
OIL, GAS & CONSUMABLE FUELS--7.32%
SandRidge Energy, Inc. *                                      2,000      129,160
Southwestern Energy Co. *                                     2,800      133,308
Williams Companies, Inc. *                                    1,000       40,310
XTO Energy, Inc.                                              1,200       82,212
                                                                      ----------
                                                                         384,990
                                                                      ----------
   TOTAL ENERGY--28.41%                                                1,494,601
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--4.16%
Illumina, Inc. *                                              1,500      130,665
United Therapeutics Corp. *                                     900       87,975
                                                                      ----------
                                                                         218,640
HEALTH EQUIPMENT & SUPPLIES--1.02%
Intuitive Sugical, Inc. *                                       200       53,880
                                                                      ----------
   TOTAL HEALTH CARE--5.18%                                              272,520
                                                                      ----------
INDUSTRIALS--
COMMERCIAL SERVICES & SUPPLIES--4.00%
Clean Harbors, Inc. *                                         1,600      113,696
K12 Inc.                                                      4,500       96,435
                                                                      ----------
                                                                         210,131
INDUSTRIAL CONGLOMERATES--1.06%
EnergySolutions Inc.                                          2,500       55,875
MACHINERY--6.40%
Bucyrus International, Inc.                                   2,000      146,040
Donaldson Company, Inc.                                         900       40,176
Flowserve Corp.                                               1,100      150,370
                                                                      ----------
                                                                         336,586
                                                                      ----------
   TOTAL INDUSTRIALS--11.46%                                             602,592
                                                                      ----------
INFORMATION TECHNOLOGY--
COMPUTER & PERIPHERALS--2.37%
Apple Inc. *                                                    250       41,860
Western Digital Corp. *                                       2,400       82,872
                                                                      ----------
                                                                         124,732
COMMUNICATIONS EQUIPMENT--1.00%
Harmonic Inc. *                                               5,500       52,305
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.02%
American Superconductor Corp. *                               1,600       57,360
FLIR Sysytems, Inc. *                                         2,500      101,425
                                                                      ----------
                                                                         158,785
INTERNET SOFTWARE & SERVICES--5.30%
Baidu.com, Inc. * ADR                                           300       93,888
F5 Networks, Inc. *                                           1,300       36,946
Perfect World Co. Ltd. ADR *                                  1,700       42,483
Sohu.com Inc. *                                               1,500      105,660
                                                                      ----------
                                                                         278,977
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.98%
Anadigics, Inc. *                                             2,200       21,670
Cavium Networks, Inc. *                                       1,500       31,500
LanOptics, Ltd.                                               2,000       27,920
Netlogic Microsystems Inc. *                                  1,500       49,800
Renesola Ltd. * ADR                                           1,500       25,950
                                                                      ----------
                                                                         156,840

                                                             SHARES      VALUE
                                                             ------   ----------
SOFTWARE--6.08%
Concur Technologies, Inc. *                                   1,200   $   39,876
MSCI, Inc.                                                    3,000      108,870
MercadoLibre Inc. *                                           1,000       34,490
Salesforce.com, Inc.                                          2,000      136,460
                                                                      ----------
                                                                         319,696
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY--20.75%                                1,091,335
                                                                      ----------
MATERIALS--
CHEMICALS--14.71%
Agrium Inc.                                                     900       96,786
CF Industries Holdings, Inc.                                    700      106,960
Intrepid Potash, Inc. *                                       2,000      131,560
Monsanto Co.                                                    900      113,796
Potash Corp. of Saskatchewan Inc.                               600      137,142
Sociedad Quimica y Minera de Chile SA ADR                     1,800       83,880
Syngenta AG ADR                                               1,600      103,520
                                                                      ----------
                                                                         773,644
METALS & MINING--15.10%
Cleveland-Cliffs Inc.                                         1,400      166,866
Companhia Vale do Rio Doce ADR                                  800       28,656
Freeport-McMoRan Copper & Gold, Inc.                          1,000      117,190
Mechel ADR                                                    1,000       49,540
Nucor Corp.                                                   1,600      119,472
Peabody Energy Corp.                                          1,700      149,685
Reliance Steel & Aluminum Co.                                 1,000       77,090
Steel Dynamics, Inc.                                          2,200       85,954
                                                                      ----------
                                                                         794,453
                                                                      ----------
   TOTAL MATERIALS--29.81%                                             1,568,097
                                                                      ----------
   TOTAL COMMON STOCK--99.29%
      (Cost $4,913,380)                                                5,222,866
                                                                      ----------
   TOTAL INVESTMENTS--99.29%
      (Cost $4,913,380)                                                5,222,866
CASH AND OTHER ASSETS, LESS LIABILITIES--0.71%                            37,570
                                                                      ----------
   NET ASSETS--100.00%                                                $5,260,436
                                                                      ==========

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

See notes to financial statements.

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary    3.71%
Energy                   28.62%
Health Care               5.22%
Industrials              11.54%
Information Technology   20.89%
Materials                30.02%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

ASSETS
Investments in securities, at value (Cost $4,913,380)               $ 5,222,866
Cash and cash equivalents                                                39,887
Prepaid expenses                                                            150
Receivable for:
   Investment securities sold                                           406,599
   Dividends                                                              6,385
   Capital stock sold                                                       693
   Expense reimbursement                                                  5,034
                                                                    -----------
      TOTAL ASSETS                                                    5,681,614
                                                                    -----------
LIABILITIES
Investment securities purchased                                         406,969
Payable to investment adviser for fund expenses                           4,124
Accrued:
   Investment advisory fees                                               5,708
   Administrative service fees                                            1,142
Other liabilities                                                         3,235
                                                                    -----------
      TOTAL LIABILITIES                                                 421,178
                                                                    -----------
      NET ASSETS                                                    $ 5,260,436
                                                                    ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                       $ 5,667,934
   Accumulated Net investment loss                                       (7,229)
   Accumulated net realized gain (loss) on investments                 (709,755)
   Net unrealized appreciation of investments                           309,486
                                                                    -----------
      NET ASSETS                                                    $ 5,260,436
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        15,627,172
                                                                    ===========
NET ASSET VALUE                                                     $      0.34
                                                                    ===========
SHARES AUTHORIZED                                                    40,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,280)                     $  20,842
Interest                                                                    761
                                                                      ---------
      TOTAL INVESTMENT INCOME                                            21,603
                                                                      ---------
EXPENSES
Investment advisory fees                                                 31,447
Administrative service fees                                               6,290
Professional fees                                                         5,887
Custody and transaction fees                                             19,873
Directors' fees and expenses                                              2,118
Insurance expenses                                                          429
                                                                      ---------
      TOTAL EXPENSES                                                     66,044
      LESS EXPENSES REIMBURSED                                          (37,212)
                                                                      ---------
      NET EXPENSES                                                       28,832
                                                                      ---------
INVESTMENT INCOME (LOSS)--NET                                            (7,229)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              (84,630)
   Change in unrealized appreciation of investments                    (818,009)
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS                                         (902,639)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(909,868)
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SMALL-CAP/MID-CAP PORTFOLIO

                                                                     (UNAUDITED)
                                                                      SIX MONTHS     YEAR ENDED
                                                                    ENDED JUNE 30,  DECEMBER 31,
                                                                    --------------  ------------
                                                                         2008           2007
                                                                      ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $   (7,229)    $   (8,555)
   Net realized gain (loss) on investments                               (84,630)       866,905
   Change in unrealized appreciation of investments                     (818,009)       470,257
                                                                      ----------     ----------
   Net increase (decrease) in net assets resulting from operations      (909,868)     1,328,607
CAPITAL SHARE TRANSACTIONS--NET                                           (5,491)      (203,397)
                                                                      ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (915,359)     1,125,210
NET ASSETS
   Beginning of period                                                 6,175,795      5,050,585
                                                                      ----------     ----------
   End of period                                                      $5,260,436     $6,175,795
                                                                      ==========     ==========
Undistributed net investment income                                   $   (7,229)    $       --
                                                                      ==========     ==========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SMALL-CAP/MID-CAP PORTFOLIO

                                                             (UNAUDITED)
                                                              SIX MONTHS
                                                                ENDED
                                                               JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                             -----------   --------------------------------------------------
                                                               2008         2007       2006       2005       2004       2003
                                                             -------       ------    -------    -------    -------    -------
Net asset value, beginning of period                         $  0.40       $ 0.31    $  0.27    $  0.26    $  0.24    $  0.13
Income (loss) from investment operations
   Investment income--net                                       0.00         0.00       0.00       0.00       0.00       0.00
   Net realized and unrealized gain (loss) on investments      (0.06)        0.09       0.04       0.01       0.02       0.11
                                                             -------       ------    -------    -------    -------    -------
      Total from investment operations                         (0.06)        0.09       0.04       0.01       0.02       0.11
                                                             -------       ------    -------    -------    -------    -------
Net asset value, end of period                               $  0.34       $ 0.40    $  0.31    $  0.27    $  0.26    $  0.24
                                                             =======       ======    =======    =======    =======    =======
Total return                                                  (15.00)%**    29.03%     14.81%      3.85%      8.33%     84.62%
                                                             =======       ======    =======    =======    =======    =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $ 5,260       $6,176    $ 5,051    $ 3,564    $ 3,265    $ 2,337
Ratio of expenses with reimbursement to average
   net assets (1)                                               1.12%*       1.12%      1.12%      1.12%      1.12%      1.12%
Ratio of expenses without reimbursement to average
   net assets                                                   2.57%*       2.75%      3.02%      3.18%      3.25%      3.05%
Ratio of net investment income (loss) to average net assets    (0.28)%*     (0.16)%    (0.14)%    (0.60)%    (0.36)%    (0.94)%
Portfolio turnover rate                                       207.16%      381.02%    407.00%    464.91%    448.28%    222.29%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 1.12% on the Small-Cap/Mid-Cap Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

HIGH YIELD BOND PORTFOLIO

CORPORATE BONDS

                                                     INTEREST/
                                           MATURITY    STATED      FACE
                                             DATE     RATE(%)     AMOUNT      VALUE
CONSUMER DISCRETIONARY--
AUTO COMPONENTS--0.00%
Dura Operating Corp. (c)                   05/01/09     9.000   $1,000,000  $    1,000
HOTELS, RESTAURANTS & LEISURE--5.87%
MGM Mirage Inc.                            02/27/14     5.875    1,000,000     810,000
Starwood Hotels & Resorts Worldwide, Inc.  05/01/12     7.875    1,000,000   1,017,549
                                                                            ----------
                                                                             1,827,549
LEISURE EQUIPMENT & PRODUCTS--2.80%
Royal Caribbean Cruises Ltd.               12/01/13     6.875    1,000,000     870,000
MEDIA--5.30%
CCH I LLC                                  10/01/15    11.000      863,000     639,699
News America Holdings                      10/17/08     7.375    1,000,000   1,010,710
                                                                            ----------
                                                                             1,650,409
                                                                            ----------
   TOTAL CONSUMER DISCRETIONARY--13.97%                                      4,348,958
                                                                            ----------
ENERGY--
OIL, GAS & CONSUMABLE FUELS--7.68%
Chesapeake Energy Corp.                    01/15/18     6.250    1,000,000     920,000
Enterprise Products Operating L.P.         08/01/66     8.375    1,000,000     999,713
Pioneer Natural Resource                   05/01/18     6.875      500,000     469,300
                                                                            ----------
                                                                             2,389,013
                                                                            ----------
   TOTAL ENERGY--7.68%                                                       2,389,013
                                                                            ----------
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--4.81%
Ford Motor Credit Co. LLC (c)              10/01/08     5.625    1,000,000     983,033
GATX Financial Corp. (c)                   06/01/09     8.875      500,000     514,381
                                                                            ----------
                                                                             1,497,414
INSURANCE--4.51%
Liberty Mutual Group (b)                   03/15/37     7.000      500,000     421,181
NYMAGIC Inc.                               03/15/14     6.500    1,000,000     982,036
                                                                            ----------
                                                                             1,403,217
                                                                            ----------
   TOTAL FINANCIALS--9.32%                                                   2,900,631
                                                                            ----------
INDUSTRIALS--
CONSTRUCTION & ENGINEERING--2.76%
Standard Pacific Corp.                     04/15/12     9.250    1,000,000     860,000
MACHINERY--3.19%
Case New Holland Inc. (c)                  06/01/09     6.000    1,000,000     992,500
                                                                            ----------
   TOTAL INDUSTRIALS--5.95%                                                  1,852,500
                                                                            ----------

                                                                         INTEREST/
                                                               MATURITY    STATED      FACE
                                                                 DATE     RATE(%)     AMOUNT       VALUE
INFORMATION TECHNOLOGY--
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.07%
Flextronics International Ltd.                                 05/15/13     6.500   $1,000,000  $   955,000
IT SERVICES--3.17%
SunGard Data Systems Inc. (c)                                  01/15/09     3.750    1,000,000      986,250
                                                                                                -----------
   TOTAL INFORMATION TECHNOLOGY--6.24%                                                            1,941,250
                                                                                                -----------
MATERIALS--
CHEMICALS--3.21%
Nalco Co.                                                      11/15/11     7.750    1,000,000    1,000,000
CONTAINERS & PACKAGING--3.21%
Ball Corp.                                                     12/15/12     6.875    1,000,000      997,500
PAPER & FOREST PRODUCTS--3.17%
Georgia-Pacific LLC                                            05/15/11     8.125    1,000,000      987,500
                                                                                                -----------
   TOTAL MATERIALS--9.59%                                                                         2,985,000
                                                                                                -----------
TELECOMMUNICATION SERVICES--
WIRELESS TELECOMMUNICATION SERVICES--2.58%
Nextel Communications Inc.                                     03/15/14     5.950    1,000,000      802,500
                                                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES--2.58%                                                          802,500
                                                                                                -----------
UTILITIES--
ELECTRIC UTILITIES--2.74%
PPL Capital Funding Inc.                                       03/30/67     6.700    1,000,000      853,036
GAS UTILITIES--3.35%
El Paso Corp.                                                  06/15/12     7.875    1,000,000    1,040,627
                                                                                                -----------
   TOTAL UTILITIES--6.09%                                                                         1,893,663
                                                                                                -----------
   TOTAL CORPORATE BONDS--61.42%
      (Cost $21,498,148)                                                                         19,113,515
                                                                                                -----------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCY SECURITIES--35.89%
Federal Agricultural Mortgage Corp.                            07/03/08     2.150      100,000       99,988
Federal Home Loan Bank                                         07/01/08     2.060      150,000      150,000
Federal Home Loan Bank                                         07/09/08     2.150    1,356,000    1,355,352
Federal Home Loan Bank                                         07/16/08     2.180    2,000,000    1,998,182
Federal Home Loan Bank                                         07/23/08     2.240    2,375,000    2,371,748
Federal Home Loan Mortgage Corp.                               07/01/08     2.000    2,475,000    2,475,000
Federal National Mortgage Assoc.                               07/01/08     2.150    2,725,000    2,719,952
                                                                                                -----------
                                                                                                 11,170,222
                                                                                                -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--35.89%
      (Cost $11,170,221)                                                                         11,170,222
                                                                                                -----------

PREFERRED STOCK--

                                                      SHARES      VALUE
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--
iStar Financial, Inc.                                 20,000  $   321,000
                                                              -----------
   TOTAL FINANCIALS--1.03%                                        321,000
                                                              -----------
   TOTAL PREFERRED STOCK--1.03%
      (Cost $499,000)                                             321,000
                                                              -----------
COMMON STOCK
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--0.11%
Leucadia National Corp. (a)                              752       35,299
                                                              -----------
   TOTAL FINANCIALS--0.11%                                         35,299
                                                              -----------
MATERIALS--
PAPER & FOREST PRODUCTS--0.42%
Tembec, Inc.                                             375      129,367
                                                              -----------
   TOTAL MATERIALS--0.42%                                         129,367
                                                              -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--0.00%
XO Holdings Inc. (a) *                                 1,305          535
                                                              -----------
   TOTAL TELECOMMUNICATION SERVICES--0.00%                            535
                                                              -----------
   TOTAL COMMON STOCK--0.53%
      (Cost $1,955,398)                                           165,201
                                                              -----------
   TOTAL INVESTMENTS--98.87%
      (Cost $35,122,767)                                       30,769,938
      CASH AND OTHER ASSETS, LESS LIABILITIES--1.13%              352,829
                                                              -----------
   NET ASSETS--100.00%                                        $31,122,767
                                                              ===========

*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Security acquired as part of a unit or in exchange for other securities.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2008, the market value of these securities amounted to $421,181, or 1.35% of net assets.

(c)  Long Term obligations that will mature in less than one year.

See notes to financial statements.

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary      14.13%
Energy                       7.76%
Financials                  10.59%
Industrials                  6.02%
Information Technology       6.31%
Materials                   10.12%
Telecommunication Services   2.61%
U S Government              36.30%
Utilities                    6.16%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

HIGH YIELD BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $35,122,767)              $30,769,938
Cash and cash equivalents                                                64,204
Prepaid expenses                                                            986
Receivable for:
   Capital stock sold                                                     8,179
   Interest                                                             306,053
   Expense reimbursement                                                  2,389
                                                                    -----------
      TOTAL ASSETS                                                   31,151,749
                                                                    -----------
LIABILITIES
Payable to investment adviser for fund expenses                           4,123
Accrued:
   Investment advisory fees                                              14,560
   Administrative service fees                                            6,618
Other liabilities                                                         3,681
                                                                    -----------
      TOTAL LIABILITIES                                                  28,982
                                                                    -----------
      NET ASSETS                                                    $31,122,767
                                                                    ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                       $35,658,766
   Undistributed net investment income                                  813,420
   Accumulated net realized gain (loss) on investments                 (996,590)
   Net unrealized depreciation of investments                        (4,352,829)
                                                                    -----------
      NET ASSETS                                                    $31,122,767
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        38,351,975
                                                                    ===========
NET ASSET VALUE                                                     $      0.81
                                                                    ===========
SHARES AUTHORIZED                                                    60,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

HIGH YIELD BOND PORTFOLIO

INVESTMENT INCOME
Dividends                                                           $    18,750
Interest                                                                898,501
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           917,251
                                                                    -----------
EXPENSES
Investment advisory fees                                                 82,566
Administrative service fees                                              37,530
Professional fees                                                         5,887
Custody and transaction fees                                              3,870
Directors' fees and expenses                                              2,118
Compliance expenses                                                         387
Insurance expenses                                                        5,218
                                                                    -----------
      TOTAL EXPENSES                                                    137,576
      LESS EXPENSES REIMBURSED                                          (14,799)
                                                                    -----------
      NET EXPENSES                                                      122,777
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           794,474
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                               54,555
   Change in unrealized depreciation of investments                    (796,350)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                         (741,795)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $    52,679
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

HIGH YIELD BOND PORTFOLIO

                                                                       (UNAUDITED)
                                                                        SIX MONTHS     YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                         2008              2007
                                                                      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                      $   794,474     $  1,884,626
   Net realized gain (loss) on investments                                 54,555           21,346
   Change in unrealized depreciation of investments                      (796,350)      (1,411,733)
                                                                      -----------     ------------
   Net increase (decrease) in net assets resulting from operations         52,679          494,239
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                      --       (1,865,680)
                                                                      -----------     ------------
   Total distributions to shareholders                                         --       (1,865,680)
CAPITAL SHARE TRANSACTIONS--NET                                           175,771        2,344,664
                                                                      -----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   228,450          973,223
NET ASSETS
   Beginning of period                                                 30,894,317       29,921,094
                                                                      -----------     ------------
   End of period                                                      $31,122,767     $ 30,894,317
                                                                      ===========     ============
Undistributed net investment income                                   $   813,420     $     18,946
                                                                      ===========     ============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

HIGH YIELD BOND PORTFOLIO

                                                             (UNAUDITED)
                                                              SIX MONTHS
                                                                ENDED
                                                               JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                              ----------  -----------------------------------------------
                                                                2008        2007      2006      2005      2004      2003
                                                              -------     -------   -------   -------   -------   -------
Net asset value, beginning of period                          $  0.81     $  0.85   $  0.84   $  0.91   $  0.86   $  0.77
Income (loss) from investment operations
   Investment income--net                                        0.02        0.05      0.05      0.05      0.05      0.05
   Net realized and unrealized gain (loss) on investments       (0.02)      (0.04)     0.01     (0.07)     0.05      0.09
                                                              -------     -------   -------   -------   -------   -------
   Total from investment operations                                --        0.01      0.06     (0.02)     0.10      0.14
Less distributions
   Investment income--net                                        0.00       (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
   Capital gains                                                 0.00        0.00      0.00      0.00      0.00     (0.00)
                                                              -------     -------   -------   -------   -------   -------
   Total distributions                                           0.00       (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                                                              -------     -------   -------   -------   -------   -------
Net asset value, end of period                                $  0.81     $  0.81   $  0.85   $  0.84   $  0.91   $  0.86
                                                              =======     =======   =======   =======   =======   =======
Total return                                                     0.00%**     1.42%     7.52%    (2.35)%   11.61%    18.48%
                                                              =======     =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $31,123     $30,894   $29,921   $27,829   $27,737   $24,273
Ratio of expenses with reimbursement to average
   net assets (1)                                                0.80%*      0.80%     0.80%     0.80%     0.80%     0.80%
Ratio of expenses without reimbursement to average
   net assets                                                    0.90%*      0.93%     0.93%     0.93%     0.88%     0.90%
Ratio of net investment income (loss) to average net assets      5.18%*      6.17%     6.17%     5.45%     5.57%     6.13%
Portfolio turnover rate                                          0.00%       6.28%    17.04%     7.94%    29.84%    21.67%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio until April 30, 2009.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)

                                                             SHARES      VALUE
AUSTRALIA--3.68%
Santos Ltd.                                                     900   $   74,853
Westpac Banking Corp.                                         2,300      219,167
                                                                      ----------
                                                                         294,020
BELGIUM--0.41%
Delhaize Group                                                  100        6,726
Fortis                                                        1,600       25,612
                                                                      ----------
                                                                          32,338
BRAZIL--2.98%
Aracruz Celulose SA                                             250       18,347
Companhia de Bebidas das Americas (AmBev)                       400       25,340
Companhia Vale do Rio Doce (VALE)                               700       25,074
Empresa Brasileira de Aeronautica SA
   (Embraer)                                                    500       13,250
MercadoLibre Inc. *                                             450       15,521
Petroleo Brasileiro SA                                        1,500      106,245
Unibanco Uniao de Bancos Brasileiros SA                         275       34,906
                                                                      ----------
                                                                         238,683
CHINA--0.14%
Suntech Power Holdings Co., Ltd. *                              300       11,238
DENMARK--0.83%
Novo Nordisk A/S                                              1,000       66,000
FINLAND--1.32%
Nokia Oyj                                                     4,300      105,350
FRANCE--6.44%
Alcatel-Lucent                                                1,500        9,060
Arkema *                                                         65        3,677
Axa                                                           2,000       58,840
France Telecom SA                                             2,800       82,964
Groupe Danone                                                 2,800       39,351
Sanofi-Aventis                                                3,000       99,690
Total SA                                                      2,600      221,702
                                                                      ----------
                                                                         515,284
GERMANY--6.24%
BASF SE                                                         600       82,489
DaimlerChrysler AG                                            1,200       74,004
Deutsche Bank AG                                                700       59,745
Deutsche Telekom AG                                           5,100       83,487
SAP AG                                                        1,500       78,165
Siemens AG                                                    1,100      121,143
                                                                      ----------
                                                                         499,033
GREECE--0.46%
Hellenic Telecommunications Organization SA                   3,100       36,890

HONG KONG--1.24%
Chartered Semiconductor Manufacturing Ltd. *                    400        2,272
Cheung Kong (Holdings) Ltd.                                   3,100       41,784
Hutchison Whampoa Ltd.                                        1,100       55,441
                                                                      ----------
                                                                          99,497
INDIA--1.41%
Infosys Technologies Ltd.                                     2,600      112,996
IRELAND--0.57%
ICON PLC *                                                      275       20,768
Bank of Ireland                                                 700       24,451
                                                                      ----------
                                                                          45,219
ISRAEL--0.77%
Teva Pharmaceutical Industries Ltd.                           1,350       61,830
ITALY--1.94%
Eni S.p.A.                                                    1,100       81,653
Intesa Sanpaolo                                                 934       32,029
Luxottica Group S.p.A.                                          500       11,665
Telecom Italia S.p.A.                                         1,500       29,940
                                                                      ----------
                                                                         155,287
JAPAN--15.40%
CANON INC.                                                    1,800       92,178
Hitachi, Ltd.                                                   700       50,176
HONDA MOTOR CO., LTD.                                         4,000      136,120
Kirin Holdings Co., Ltd.                                      2,100       32,846
KUBOTA Corp.                                                    350       12,527
Matsushita Electric Industrial Co., Ltd.                      5,300      113,526
Mitsubishi UFJ Financial Group, Inc.                         21,500      189,200
Mitsui & Co., Ltd.                                              100       44,395
NEC Corp.                                                     4,300       22,553
Nippon Telegraph and Telephone Corp. (NTT)                    4,600      111,780
SONY Corp.                                                    2,100       91,854
TDK Corp.                                                       300       18,000
Tokio Marine Holdings, Inc.                                   1,750       68,346
Toyota Motor Corp.                                            2,650      249,100
                                                                      ----------
                                                                       1,232,601
LUXEMBOURG--0.42%
Tenaris SA                                                      450       33,525
MEXICO--2.61%
America Movil SAB de CV                                       1,350       71,212
Cemex SAB de CV                                               1,150       28,405
Fomento Economico Mexicano, SAB de CV                           600       27,306
Grupo Televisa SA                                               775       18,305
Telefonos de Mexico SAB de CV (Telmex)                        1,600       37,888
Telmex Internacional SAB de CV                                1,600       25,760
                                                                      ----------
                                                                         208,876

COMMON STOCK (a)

                                                             SHARES      VALUE
NETHERLANDS--2.43%
Aegon NV                                                        900   $   11,799
ING Groep NV                                                  1,200       37,860
Koninklijke Ahold NV                                            640        8,611
Koninklijke (Royal) KPN NV                                    1,300       22,326
Koninklijke (Royal) Philips Electronics NV                      700       23,660
Royal Dutch Shell PLC                                         1,100       89,881
                                                                      ----------
                                                                         194,137
NORWAY--1.37%
Norsk Hydro ASA                                               1,500       21,911
StatoilHydro ASA                                              1,293       48,332
Telenor ASA                                                     700       39,498
                                                                      ----------
                                                                         109,741
PORTUGAL--0.32%
EDP - Energias de Portugal, SA                                  300       15,669
Portugal Telecom, SGPS, SA                                      800        8,992
Zon Multimedia Servicos de
 Telecomunicacoes e Multimedia SGPS SA                          112          932
                                                                      ----------
                                                                          25,593
RUSSIA--0.58%
LUKOIL                                                          475       46,645
SOUTH AFRICA--0.66%
Sasol                                                           900       53,046
SOUTH KOREA--0.85%
Kookmin Bank                                                    625       36,569
Shinhan Financial Group Co., Ltd.                               350       31,363
                                                                      ----------
                                                                          67,932
SPAIN--3.27%
Banco Bilbao Vizcaya Argentaria, SA                           2,500       47,425
Banco Santander SA                                            4,600       83,674
Repsol YPF, SA                                                  900       35,343
Telefonica SA                                                 1,200       95,496
                                                                      ----------
                                                                         261,938
SWEDEN--1.26%
Telefonaktiebolaget LM Ericsson                               7,800       81,120
Volvo AB                                                      1,625       19,991
                                                                      ----------
                                                                         101,111
SWITZERLAND--6.80%
ABB Ltd.                                                      2,700       76,464
Nestle SA                                                     1,500      169,939
Novartis AG                                                   2,500      137,600
Roche Holding AG                                                600       54,192
Swisscom AG                                                     600       20,072
Syngenta AG                                                     650       42,055
UBS AG                                                        2,100       43,386
                                                                      ----------
                                                                         543,708
TAIWAN--1.00%
Singapore Telecommunications Ltd.                             2,565       68,342
Taiwan Semiconductor
 Manufacturing Co. Ltd.                                       1,086       11,848
                                                                      ----------
                                                                          80,190
UNITED KINGDOM--16.46%
Acergy SA *                                                   2,150       47,859
AstraZeneca PLC                                                 900       38,277
BG Group PLC                                                  1,200      156,069
BP PLC                                                        4,425      307,847
BT Group PLC                                                  1,400       55,622
Barclays PLC                                                  2,700       62,505
British American Tobacco PLC                                    950       65,787
Cadbury Schweppes PLC                                           576       28,984
Diageo PLC                                                      950       70,176
GlaxoSmithKline PLC                                           2,600      114,972
International Power PLC                                         200       17,195
Rio Tinto PLC                                                   300      148,500
Royal Bank of Scotland Group PLC *                              296        1,270
Unilever PLC                                                  2,160       61,366
Vodafone Group PLC                                            4,112      121,140
WPP Group PLC                                                   400       19,128
                                                                      ----------
                                                                       1,316,697
UNITED STATES--0.11%
Dr. Pepper Snapple Group, Inc. *                                432        9,063
                                                                      ----------
   TOTAL COMMON STOCK--81.97%
      (Cost $6,388,461)                                                6,558,468
                                                                      ----------

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

                                                             FACE
                                                            AMOUNT
U S GOVERNMENT AGENCY SECURITIES--17.43%
Federal Farm Credit Bank
   Discount Note., 2.11%, 07/03/08                         $575,000      574,933
Federal Home Loan Bank,
   2.03%, 07/01/08                                          820,000      820,000
                                                                      ----------
                                                                       1,394,933
                                                                      ----------
   TOTAL U S GOVERNMENT AGENCY
   SHORT-TERM OBLIGATIONS--17.43%
      (Cost $1,394,933)                                                1,394,933
                                                                      ----------
   TOTAL INVESTMENTS--99.40%
      (Cost $7,783,394)                                                7,953,401
CASH AND OTHER ASSETS, LESS LIABILITIES--0.60%                            48,213
                                                                      ----------
   NET ASSETS--100.00%                                                $8,001,614
                                                                      ==========


*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to financial statements.

SECTOR WEIGHTINGS
       BY
TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       7.66%
Consumer Staples             6.86%
Energy                      14.14%
Financials                  13.95%
Health Care                  7.61%
Industrials                  4.42%
Information Technology      10.33%
Materials                    4.72%
Telecommunication Services  10.39%
U S Government              17.54%
Utilities                    2.38%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008 (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

ASSETS
Investments in securities, at value (Cost $7,783,394)               $ 7,953,401
Cash and cash equivalents                                                34,617
Prepaid expenses                                                            281
Receivable for:
   Dividends                                                             27,537
   Capital stock sold                                                       528
   Expense reimbursement                                                    592
                                                                    -----------
      TOTAL ASSETS                                                    8,016,956
                                                                    -----------
LIABILITIES
Payable to investment adviser for fund expenses                           4,123
Accrued:
   Investment advisory fees                                               5,216
   Administrative service fees                                            1,739
Other liabilities                                                         4,264
                                                                    -----------
      TOTAL LIABILITIES                                                  15,342
                                                                    -----------
      NET ASSETS                                                    $ 8,001,614
                                                                    ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)                       $ 7,828,041
   Undistributed net investment income                                  108,709
   Accumulated net realized gain (loss) on investments                 (105,143)
   Net unrealized appreciation of investments                           170,007
                                                                    -----------
      NET ASSETS                                                    $ 8,001,614
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                         8,616,046
                                                                    ===========
NET ASSET VALUE                                                     $      0.93
                                                                    ===========
SHARES AUTHORIZED                                                    45,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2008 (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $22,824)                  $   132,503
Interest                                                                 18,000
                                                                    -----------
      TOTAL INVESTMENT INCOME                                           150,503
                                                                    -----------
EXPENSES
Investment advisory fees                                                 29,796
Administrative service fees                                               9,932
Professional fees                                                         5,888
Custody and transaction fees                                              3,866
Directors' fees and expenses                                              2,118
Compliance expenses                                                          46
Insurance expenses                                                        1,229
                                                                    -----------
      TOTAL EXPENSES                                                     52,875
      LESS EXPENSES REIMBURSED                                           (8,172)
                                                                    -----------
      NET EXPENSES                                                       44,703
                                                                    -----------
INVESTMENT INCOME (LOSS)--NET                                           105,800
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                               12,841
   Change in unrealized appreciation of investments                    (739,105)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                         (726,264)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $  (620,464)
                                                                    ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

INTERNATIONAL STOCK PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                           2008           2007
                                                                       ----------      ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $  105,800      $  150,049
   Net realized gain (loss) on investments                                 12,841          63,070
   Change in unrealized appreciation of investments                      (739,105)        514,747
                                                                       ----------      ----------
   Net increase (decrease) in net assets resulting from operations       (620,464)        727,866
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                      --        (147,140)
                                                                       ----------      ----------
   Total distributions to shareholders                                                   (125,729)
CAPITAL SHARE TRANSACTIONS--NET                                           (39,793)        536,832
                                                                       ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (660,257)      1,117,558
NET ASSETS
   Beginning of period                                                  8,661,871       7,544,313
                                                                       ----------      ----------
   End of period                                                       $8,001,614      $8,661,871
                                                                       ==========      ==========
Undistributed net investment income                                    $  108,709      $       --
                                                                       ==========      ==========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

INTERNATIONAL STOCK PORTFOLIO

                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                 ENDED
                                                                JUNE 30,              YEAR ENDED DECEMBER 31,
                                                              -----------   ------------------------------------------
                                                                2008         2007     2006     2005     2004     2003
                                                              -------       ------   ------   ------   ------   ------
Net asset value, beginning of period                           $ 1.00       $ 0.93   $ 0.79   $ 0.75   $ 0.66   $ 0.49
Income (loss) from investment operations
   Investment income--net                                        0.01         0.02     0.02     0.01     0.01     0.01
   Net realized and unrealized gain (loss) on investments       (0.08)        0.07     0.14     0.04     0.09     0.17
                                                              -------       ------   ------   ------   ------   ------
      Total from investment operations                          (0.07)        0.09    0.16     0.05     0.10      0.18
Less distributions
   Investment income--net                                        0.00        (0.02)   (0.02)   (0.01)   (0.01)   (0.01)
                                                              -------       ------   ------    ------  ------   ------
      Total distributions                                        0.00        (0.02)   (0.02)   (0.01)   (0.01)   (0.01)
                                                              -------       ------   ------   ------   ------   ------
Net asset value, end of period                                 $ 0.93       $ 1.00   $ 0.93   $ 0.79   $ 0.75   $ 0.66
                                                              =======       ======   ======   ======   ======   ======
Total return                                                    (7.00)%**     9.44   %19.72   % 6.64%   14.53%   35.81%
                                                              =======       ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                      $8,002       $8,662   $7,544   $5,705   $4,762   $3,743
Ratio of expenses with reimbursement to average
   net assets (1)                                                1.10%*       1.10%    1.10%    1.10%    1.10%    1.10%
Ratio of expenses without reimbursement to average
   net assets                                                    1.30%*       1.35%    1.40%    1.45%    1.35%    1.52%
Ratio of net investment income (loss) to average net assets      2.60%*       1.86%    1.93%    1.34%    0.91%    1.01%
Portfolio turnover rate                                          0.52%        0.81%   30.06%    1.32%    4.22%    0.00%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 1.10% on the International Stock Portfolio until April 30, 2009.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS June 30, 2008 (Unaudited)

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

FEDERAL INCOME TAXES:

For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING                                     EXPIRATION
DECEMBER 31, 2007               LOSS CARRYFORWARDS     DATES
-----------------------------   ------------------  ----------
Government Bond Portfolio           $   85,986         2013
                                       147,442         2014
Small-Cap/Mid-Cap Portfolio          1,495,580         2011
                                        49,937         2012
High Yield Bond Portfolio              634,406         2011
                                       343,022         2013
                                        73,717         2014
International Stock Portfolio           13,178         2010
                                        23,939         2011
                                        80,867         2013

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

Each Portfolio may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

EXPENSES:

Operating expenses not directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolio's net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and administrative service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                               ADMINISTRATIVE
                                 INVESTMENT       SERVICE
                                ADVISORY FEE        FEE
                                ------------   --------------
Growth Portfolio                    0.50%          0.25%
Equity Income Portfolio             0.50%          0.25%
Balanced Portfolio                  0.50%          0.25%
Money Market Portfolio              0.50%          0.25%
Government Bond Portfolio           0.50%          0.25%
Small-Cap/Mid-Cap Portfolio         1.25%          0.25%
High Yield Bond Portfolio           0.55%          0.25%
International Stock Portfolio       0.75%          0.25%

In addition to the investment advisory fee and the administrative service fee, the Fund is responsible for paying most other operating expenses including independent directors' fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest, the salary and other expenses of the Chief Compliance Officer, and miscellaneous expenses.

Effective June 1, 2002, and until April 30, 2009, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each portfolio's average daily net assets:

Growth Portfolio                0.87%
Equity Income Portfolio         0.79%
Balanced Portfolio              0.81%
Money Market Portfolio          0.56%
Government Bond Portfolio       0.35%
Small-Cap/Mid-Cap Portfolio     1.12%
High Yield Bond Portfolio       0.80%
International Stock Portfolio   1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after April 30, 2009 without notice to investors.

As of June 30, 2008, SM&R and American National had the following ownership in the Fund:

                                                                     AMERICAN NATIONAL            AMERICAN NATIONAL
                                            SM&R                    CORPORATE ACCOUNTS            SEPARATE ACCOUNTS
                                ----------------------------  -----------------------------  -----------------------------
                                           PERCENT OF SHARES              PERCENT OF SHARES              PERCENT OF SHARES
                                  SHARES      OUTSTANDING       SHARES       OUTSTANDING       SHARES       OUTSTANDING
Growth Portfolio                  162,295         1.40%        3,169,776        27.24%        8,302,964        71.36%
Equity Income Portfolio           229,812         1.76%        4,409,076        33.81%        8,401,612        64.43%
Balanced Portfolio                114,372         0.83%        3,872,202        28.11%        9,788,536        71.06%
Money Market Portfolio            265,029         0.46%        3,095,431         5.33%       54,702,489        94.21%
Government Bond Portfolio              --         0.00%        7,045,140        42.70%        9,452,484        57.30%
Small-Cap/Mid-Cap Portfolio       400,000         2.56%        2,000,000        12.80%       13,227,172        84.64%
High Yield Bond Portfolio              --         0.00%       34,302,534        89.44%        4,049,441        10.56%
International Stock Portfolio   1,632,551        18.95%        3,809,286        44.21%        3,174,209        36.84%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Aggregate purchases and sales of investments, other than commercial paper and short-term obligations, were as follows:

                                  PURCHASES       SALES
Growth Portfolio                $  1,485,360  $    848,416
Equity Income Portfolio            1,821,229     2,187,146
Balanced Portfolio                 3,118,723     1,098,291
Government Bond Portfolio                 --     1,500,000
Small-Cap/Mid-Cap Portfolio       10,868,402    10,824,821
High Yield Bond Portfolio                 --     2,055,000
International Stock Portfolio        328,450        35,279

Gross unrealized appreciation and depreciation as of June 30, 2008, based on the cost for federal income tax purposes is as follows:

                                                                         NET APPRECIATION
                                    COST     APPRECIATION  DEPRECIATION   (DEPRECIATION)
Growth Portfolio                $17,121,427   $2,633,295    $2,291,034     $    342,261
Equity Income Portfolio          20,111,135    2,865,753     3,157,780         (292,027)
Balanced Portfolio               19,164,221    1,956,616     1,591,631          364,985
Government Bond Portfolio        17,148,418      363,196         6,864          356,332
Small-Cap/Mid-Cap Portfolio       4,913,380      531,738       222,252          309,486
High Yield Bond Portfolio        35,122,767       95,517     4,448,346       (4,352,829)
International Stock Portfolio     7,783,394    1,555,310     1,385,303          170,007

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                              (UNAUDITED)
                                                           SIX MONTHS ENDED             YEAR ENDED
                                                             JUNE 30, 2008          DECEMBER 31, 2007
                                                       -----------------------  ------------------------
                                                          SHARES      AMOUNT       SHARES      AMOUNT
                                                       ----------   ---------   ----------   -----------
Sale of capital shares                                    195,749   $ 312,483      595,474   $ 1,049,667
Investment income dividends reinvested                          1           9      172,502       294,979
Distributions from net realized gains reinvested                1          10      168,160       287,554
                                                       ----------   ---------   ----------   -----------
Subtotals                                                 195,751     312,502      936,136     1,632,200
Redemptions of capital shares outstanding                (491,236)   (778,010)    (964,282)   (1,704,082)
                                                       ----------   ---------   ----------   -----------
Net increase (decrease) in capital shares outstanding    (295,485)  $(465,508)     (28,146)  $   (71,882)
                                                                    =========                ===========
Shares outstanding at beginning of period              11,930,520               11,958,666
                                                       ----------               ----------
Shares outstanding at end of period                    11,635,035               11,930,520
                                                       ==========               ==========

EQUITY INCOME PORTFOLIO

                                                               (UNAUDITED)
                                                            SIX MONTHS ENDED              YEAR ENDED
                                                              JUNE 30, 2008           DECEMBER 31, 2007
                                                       ------------------------   ------------------------
                                                          SHARES       AMOUNT       SHARES        AMOUNT
                                                       ----------   -----------   ----------   -----------
Sale of capital shares                                    323,519   $   523,162      812,668   $ 1,493,305
Investment income dividends reinvested                         --            --      416,960       708,833
Distributions from net realized gains reinvested               --            --      353,923       601,669
                                                       ----------   -----------   ----------   -----------
Subtotals                                                 323,519       523,162    1,583,551     2,803,807
Redemptions of capital shares outstanding              (1,037,303)   (1,669,293)  (1,432,848)   (2,644,371)
                                                       ----------   -----------   ----------   -----------
Net increase (decrease) in capital shares outstanding    (713,784)  $(1,146,131)     150,703   $   159,436
                                                                    ===========                ===========
Shares outstanding at beginning of period              13,754,283                 13,603,580
                                                       ----------                 ----------
Shares outstanding at end of period                    13,040,499                 13,754,283
                                                       ==========                 ==========

BALANCED PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED              YEAR ENDED
                                                             JUNE 30, 2008            DECEMBER 31, 2007
                                                       ------------------------   ------------------------
                                                          SHARES       AMOUNT        SHARES       AMOUNT
                                                       -----------  -----------   -----------  -----------
Sale of capital shares                                  1,182,627   $ 1,738,519    5,374,208   $ 8,346,752
Investment income dividends reinvested                         --            --      330,663       505,914
Distributions from net realized gains reinvested               --            --       41,038        62,788
                                                       ----------   -----------   ----------   -----------
Subtotals                                               1,182,627     1,738,519    5,745,909     8,915,454
Redemptions of capital shares outstanding              (1,349,266)   (1,986,433)  (3,126,028)   (4,856,610)
                                                       ----------   -----------   ----------   -----------
Net increase (decrease) in capital shares outstanding    (166,639)  $  (247,914)   2,619,881   $ 4,058,844
Shares outstanding at beginning of period              13,941,749   ===========   11,321,868   ===========
                                                       ----------                 ----------
Shares outstanding at end of period                    13,775,110                 13,941,749
                                                       ==========                 ==========

MONEY MARKET PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED              YEAR ENDED
                                                             JUNE 30, 2008            DECEMBER 31, 2007
                                                       -------------------------  -------------------------
                                                          SHARES       AMOUNT       SHARES        AMOUNT
                                                       -----------  ------------  -----------  ------------
Sale of capital shares                                  17,905,131  $ 17,905,131   34,827,404  $ 34,827,404
Investment income dividends reinvested                     535,640       535,640    2,041,522     2,041,522
                                                       -----------  ------------  -----------  ------------
Subtotals                                               18,440,771    18,440,771   36,868,926    36,868,926
Redemptions of capital shares outstanding              (11,243,827)  (11,243,827) (26,695,462)  (26,695,462)
                                                       -----------  ------------  -----------  ------------
Net increase (decrease) in capital shares outstanding    7,196,944  $  7,196,944   10,173,464  $ 10,173,464
Shares outstanding at beginning of period               50,866,005  ============   40,692,541  ============
                                                       -----------                -----------
Shares outstanding at end of period                     58,062,949                 50,866,005
                                                       ===========                ===========

GOVERNMENT BOND PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED              YEAR ENDED
                                                             JUNE 30, 2008            DECEMBER 31, 2007
                                                       ------------------------   ------------------------
                                                          SHARES       AMOUNT       SHARES        AMOUNT
                                                       -----------  -----------   -----------  -----------
Sale of capital shares                                  3,217,156   $ 3,471,765    2,091,752   $ 2,185,707
Investment income dividends reinvested                         --            --      579,048       608,001
                                                       ----------   -----------   ----------   -----------
Subtotals                                               3,217,156     3,471,765    2,670,800     2,793,708
Redemptions of capital shares outstanding                (970,201)   (1,049,436)  (1,238,582)   (1,293,051)
                                                       ----------   -----------   ----------   -----------
Net increase (decrease) in capital shares outstanding   2,246,955   $ 2,422,329    1,432,218   $ 1,500,657
Shares outstanding at beginning of period              14,250,670   ===========   12,818,452   ===========
                                                       ----------                 ----------
Shares outstanding at end of period                    16,497,625                 14,250,670
                                                       ==========                 ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED          DECEMBER 31, 2007
                                                             JUNE 30, 2008                 SHARES
                                                       ------------------------   ------------------------
                                                          SHARES       AMOUNT        SHARES       AMOUNT
                                                       -----------   ---------   -----------  -----------
Sale of capital shares                                  1,079,360    $ 357,669     2,705,756   $   959,502
Redemptions of capital shares outstanding              (1,078,193)    (363,160)   (3,594,279)   (1,162,899)
                                                       ----------    ---------    ----------   -----------
Net increase (decrease) in capital shares outstanding       1,167    $  (5,491)     (888,523)  $  (203,397)
Shares outstanding at beginning of period              15,626,005    =========    16,514,528   ===========
                                                       ----------                 ----------
Shares outstanding at end of period                    15,627,172                 15,626,005
                                                       ==========                 ==========

HIGH YIELD BOND PORTFOLIO

                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED         DECEMBER 31, 2007
                                                            JUNE 30, 2008               SHARES
                                                       ----------------------   -----------------------
                                                          SHARES     AMOUNT       SHARES       AMOUNT
                                                       -----------  ---------   -----------  ----------
Sale of capital shares                                    654,247   $ 526,931    1,145,371   $  986,571
Investment income dividends reinvested                         --          --    2,303,309    1,865,680
                                                       ----------   ---------   ----------   ----------
Subtotals                                                 654,247     526,931    3,448,680    2,852,251
Redemptions of capital shares outstanding                (434,966)   (351,160)    (593,496)    (507,587)
                                                       ----------   ---------   ----------   ----------
Net increase (decrease) in capital shares outstanding     219,281   $ 175,771    2,855,184   $2,344,664
Shares outstanding at beginning of period              38,132,694   =========   35,277,510   ==========
                                                       ----------               ----------
Shares outstanding at end of period                    38,351,975               38,132,694
                                                       ==========               ==========

INTERNATIONAL STOCK PORTFOLIO

                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED         DECEMBER 31, 2007
                                                            JUNE 30, 2008               SHARES
                                                       ----------------------   -----------------------
                                                          SHARES     AMOUNT       SHARES       AMOUNT
                                                       -----------  ---------   -----------  ----------
Sale of capital shares                                    307,155   $ 292,247    1,396,144   $1,362,649
Investment income dividends reinvested                         --          --      150,143      147,140
                                                       ----------   ---------   ----------   ----------
Subtotals                                                 307,355     292,247    1,546,257    1,509,789
Redemptions of capital shares outstanding                (348,890)   (332,040)  (1,004,729)    (972,957)
                                                       ----------   ---------   ----------   ----------
Net increase (decrease) in capital shares outstanding     (41,735)  $ (39,793)     541,528   $  536,832
Shares outstanding at beginning of period               8,657,781   =========    8,116,253   ==========
                                                       ----------               ----------
Shares outstanding at end of period                     8,616,046                8,657,781
                                                       ==========               ==========

NOTE 5--FAS 157 DISCLOSURE

FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds' own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of June 30, 2008:

ANIA Growth Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $16,863,738
Level 2--Significant Observable Inputs           599,950
Level 3--Significant Unobservable Inputs              --
                                             -----------
Total                                        $17,463,688

ANIA Equity Income Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $19,519,158
Level 2--Significant Observable Inputs           299,950
Level 3--Significant Unobservable Inputs              --
                                             -----------
   Total                                     $19,819,108

ANIA Balanced Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $11,803,698
Level 2--Significant Observable Inputs         7,725,508
Level 3--Significant Unobservable Inputs              --
                                             -----------
Total                                        $19,529,206

ANIA Money Market Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $        --
Level 2--Significant Observable Inputs        57,977,970
Level 3--Significant Unobservable Inputs             --
                                             -----------
Total                                        $57,977,970


ANIA Government Bond Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $        --
Level 2--Significant Observable Inputs        17,504,750
Level 3--Significant Unobservable Inputs              --
                                             -----------
Total                                        $17,504,750


ANIA Small-Cap/Mid-Cap Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $5,222,866
Level 2--Significant Observable Inputs               --
Level 3--Significant Unobservable Inputs             --
                                             ----------
Total                                        $5,222,866

ANIA High Yield Bond Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $   486,201
Level 2--Significant Observable Inputs        30,282,737
Level 3--Significant Unobservable Inputs           1,000
                                             -----------
Total                                        $30,769,938

The following table summarizes the Portfolio's Level 3 securities during the six months ended June 30, 2008:

Beginning value at 12/31/07                       $  300
Change in unrealized appreciation (depreciation)     700
                                                  ------
Balance as of 6/30/08                             $1,000

ANIA International Stock Portfolio:

                                           INVESTMENTS IN
VALUATION INPUTS                             SECURITIES
----------------                           --------------
Level 1--Quoted Prices                       $6,558,468
Level 2--Significant Observable Inputs        1,394,933
Level 3--Significant Unobservable Inputs             --
                                             ----------
Total                                        $7,953,401

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.    2450 South Shore Boulevard,
                                               League City, TX 77573

                                   DIRECTORS

                             Florentino F. Gonzalez
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams

                                    OFFICERS

                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                  Teresa E. Axelson, Vice President, Secretary
                          and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL

                            Greer, Herz & Adams, LLP
                                One Moody Plaza
                              Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT

                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    BKD, LLP
                        2800 Post Oak Blvd., Suite 3200
                               Houston, TX 77056

Form 9429S
                                                                           08/08
Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of August 18, 2008, an evaluation was performed under the
		supervision and with the participation of the officers of American
		National Investment Accounts, Inc. (the Company), including the
		Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls
		and procedures.  Based on that evaluation, the officers, including
		the CEO and CFO, conclude that, as of August 21, 2007, the
		companys disclosure controls and procedures (as defined in Rule
		30a-3(c) under the Investment Company Act of 1940, as amended) were
		reasonably designed so as to ensure that material information
		relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


American National Investment Accounts, Inc.

By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 18, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 18, 2008


By:
	Brenda T. Koelemay, Principal Financial Officer

Date:	August 18, 2008